MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.6%

MUNICIPAL OBLIGATIONS — 98.6%
Arizona — 2.3%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	$1,000,000	$1,125,200
California — 6.2%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A,
5.000% 5/15/36	1,000,000	1,044,662
Santa Ana Unified School District, CA, General Obligation, Series B,
0.000% 8/01/30	2,435,000	1,995,065
		3,039,727
Florida — 4.2%
State of Florida, General Obligation, Series A,
5.000% 6/01/26	2,000,000	2,058,047
Georgia — 0.6%
Fayette County Development Authority, GA
Revenue Bonds, 5.000% 10/01/26	150,000	153,532
Revenue Bonds, 5.000% 10/01/27	150,000	155,654
		309,186
Illinois — 7.3%
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,351,550
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1,
5.000% 11/01/28	1,225,000	1,259,903
		3,611,453
Maryland — 4.1%
State of Maryland, General Obligation, Series GRO,
5.000% 3/15/26	2,000,000	2,049,105
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Revenue Bonds, Series U-6C,
3.950% VMIG1 10/01/42	370,000	370,000
Nebraska — 3.2%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,587,259
New Jersey — 5.9%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,304,990

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
State of New Jersey, General Obligation, Series A,
5.000% 6/01/25	$1,600,000	$1,612,159
		2,917,149
New Mexico — 1.8%
New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B,
4.050% VMIG1 8/01/34	900,000	900,000
New York — 13.1%
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,171,398
Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,767,868
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series C4,
4.050% VMIG1 11/01/36	100,000	100,000
New York State Dormitory Authority, Revenue Bonds, Series A,
5.000% 3/15/25	2,440,000	2,449,167
		6,488,433
North Carolina — 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series C,
4.000% VMIG1 1/15/37	200,000	200,000
Pennsylvania — 11.8%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,320,000	2,390,862
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	540,803
Revenue Bonds, 5.000% 2/01/37	525,000	563,637
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST,
5.000% 6/01/26	2,270,000	2,331,110
		5,826,412
South Carolina — 9.5%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Series A,
5.000% 11/01/31	2,100,000	2,328,225
South Carolina Public Service Authority
Revenue Bonds, Series B, 4.000% 12/01/38	1,120,000	1,119,732
Revenue Bonds, Series A, 5.000% 12/01/33	1,125,000	1,241,351
		4,689,308
Texas — 16.7%
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,439,922
Fort Worth Independent School District, TX, General Obligation,
5.000% 2/15/25	1,500,000	1,503,371
Mansfield Independent School District, TX, General Obligation,
4.000% 2/15/31	1,845,000	1,846,724
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,446,797
		8,236,814

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Virginia — 7.9%
County of Arlington, VA, General Obligation, Series B,
5.000% 8/15/26	$1,800,000	$1,860,657
Virginia Commonwealth Transportation Board, Revenue Bonds,
5.000% 3/15/26	2,000,000	2,046,716
		3,907,373
Wisconsin — 2.9%
University of Wisconsin Hospitals & Clinics
Revenue Bonds, Series A, 5.000% 4/01/29	745,000	801,094
Revenue Bonds, Series A, 5.000% 4/01/30	575,000	625,820
		1,426,914

TOTAL MUNICIPAL OBLIGATIONS (Cost $49,083,989)		48,742,380

TOTAL BONDS & NOTES (Cost $49,083,989)		48,742,380

TOTAL LONG-TERM INVESTMENTS (Cost $49,083,989)		48,742,380

SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (a)	172,768	172,768

TOTAL SHORT-TERM INVESTMENTS (Cost $172,768)		172,768

TOTAL INVESTMENTS — 99.0% (Cost $49,256,757) (b)		48,915,148

Other Assets/(Liabilities) — 1.0%		517,478

NET ASSETS — 100.0%		$49,432,626

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $172,795. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $176,388.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Clinton Municipal Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.7%

MUNICIPAL OBLIGATIONS — 98.7%
Alabama — 4.3%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/43	$2,250,000	$2,446,513
Arizona — 2.0%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34	1,000,000	1,125,200
Florida — 1.8%
State of Florida, General Obligation, Series A,
5.000% 6/01/26	1,000,000	1,029,023
Illinois — 12.6%
Chicago O'Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	2,375,000	2,423,798
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,351,550
State of Illinois, General Obligation, Series C,
5.000% 12/01/45	2,250,000	2,370,149
		7,145,497
Indiana — 1.9%
Concord Community Schools Building Corp., IN, Revenue Bonds,
5.000% 7/15/42	1,000,000	1,068,833
Louisiana — 2.0%
City of Lafayette, LA, Utilities Revenue, Revenue Bonds,
5.000% 11/01/36	1,000,000	1,119,472
Massachusetts — 0.2%
Massachusetts Development Finance Agency, Revenue Bonds, Series U-6C,
3.950% VMIG1 10/01/42	100,000	100,000
Michigan — 2.2%
Grand Rapids Public Schools, MI, General Obligation,
5.000% 5/01/35	1,125,000	1,278,870
Nebraska — 2.8%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,587,259
New Jersey — 6.4%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,304,990

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
State of New Jersey, General Obligation, Series A,
5.000% 6/01/25	$2,300,000	$2,317,478
		3,622,468
New Mexico — 0.7%
New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B,
4.050% VMIG1 8/01/34	400,000	400,000
New York — 13.0%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,427,332
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,235,000	2,175,388
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A,
5.250% 11/15/27	1,405,000	1,461,092
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue
Revenue Bonds, Series C-1, 4.000% 2/01/39	1,045,000	1,051,232
Revenue Bonds, Series A4, 4.050% VMIG1 8/01/39	250,000	250,000
		7,365,044
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series H,
4.000% VMIG1 1/15/48	500,000	500,000
Oklahoma — 0.9%
Oklahoma Water Resources Board, Revenue Bonds, Series A,
4.000% 10/01/48	505,000	493,173
Pennsylvania — 7.4%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,300,000	2,370,251
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	863,430
Revenue Bonds, 5.000% 2/01/41	900,000	949,579
		4,183,260
South Carolina — 2.0%
South Carolina Public Service Authority, Revenue Bonds, Series B,
4.000% 12/01/38	1,120,000	1,119,732
Tennessee — 1.9%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A,
5.000% 7/01/41	1,000,000	1,083,679
Texas — 30.7%
Bexar County Hospital District, TX, General Obligation,
5.000% 2/15/48	1,500,000	1,587,717
Central Texas Turnpike System, TX, Revenue Bonds, Series C,
5.000% 8/15/32	1,115,000	1,241,184
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,439,922
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A,
5.000% 8/15/34	1,160,000	1,299,124
County of Parker, TX, General Obligation,
4.000% 2/15/40	1,600,000	1,585,591

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
East Montgomery County Improvement District, TX, Sales Tax Revenue, Revenue Bonds,
5.000% 8/15/38	$1,000,000	$1,096,799
Hurst-Euless-Bedford Independent School District, TX, General Obligation,
4.000% 8/15/40	2,000,000	2,014,978
Montgomery Independent School District, TX, General Obligation, Series B,
5.000% 2/15/41	1,110,000	1,218,103
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A,
5.000% 7/01/32	2,200,000	2,446,797
Texas Water Development Board, Revenue Bonds, Series A,
5.000% 10/15/39	2,210,000	2,474,343
		17,404,558
Virginia — 5.0%
Commonwealth of Virginia, General Obligation, Series A,
4.000% 6/01/40	1,715,000	1,787,484
County of Arlington, VA, General Obligation, Series B,
5.000% 8/15/26	1,000,000	1,033,698
		2,821,182

TOTAL MUNICIPAL OBLIGATIONS (Cost $56,702,230)		55,893,763

TOTAL BONDS & NOTES (Cost $56,702,230)		55,893,763

TOTAL LONG-TERM INVESTMENTS (Cost $56,702,230)		55,893,763

TOTAL INVESTMENTS — 98.7% (Cost $56,702,230) (a)		55,893,763

Other Assets/(Liabilities) — 1.3%		753,672

NET ASSETS — 100.0%		$56,647,435

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.6%

MUNICIPAL OBLIGATIONS — 98.6%
Alabama — 5.0%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/43	$2,250,000	$2,446,513
Arizona — 2.8%
Maricopa County Industrial Development Authority, AZ
Revenue Bonds, Series D, 5.000% 12/01/34	750,000	843,900
Revenue Bonds, Series D, 5.000% 12/01/44	500,000	537,879
		1,381,779
Colorado — 6.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A,
5.500% 4/01/44 (a)	1,000,000	1,029,196
Colorado Health Facilities Authority, Revenue Bonds, Series A2,
5.000% 8/01/44	2,000,000	2,053,692
		3,082,888
Florida — 11.6%
Capital Trust Authority, FL, Revenue Bonds, Series A,
5.000% 6/01/54 (a)	1,000,000	969,990
Florida Development Finance Corp.
Revenue Bonds, 4.000% 11/15/38	2,000,000	1,985,095
Revenue Bonds, 5.000% 7/01/41	1,000,000	976,039
Greater Orlando Aviation Authority, FL, Revenue Bonds,
5.250% 10/01/43	1,600,000	1,730,051
		5,661,175
Georgia — 3.3%
Private Colleges & Universities Authority, GA, Revenue Bonds,
4.000% 4/01/44	1,690,000	1,630,665
Illinois — 16.1%
Chicago Board of Education, IL, General Obligation, Series A,
5.000% 12/01/40	1,750,000	1,761,675
Chicago O'Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	1,375,000	1,403,252
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,351,550
State of Illinois, General Obligation, Series C,
5.000% 12/01/45	2,250,000	2,370,149
		7,886,626

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Indiana — 3.3%
Indiana Finance Authority, Revenue Bonds, Series A,
5.500% 3/01/44	$1,500,000	$1,600,526
Missouri — 2.1%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A,
5.000% 8/15/39	1,000,000	1,046,757
Nebraska — 4.3%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	2,000,000	2,116,345
New York — 25.0%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,427,332
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A,
5.000% 7/01/51	2,375,000	2,397,496
Empire State Development Corp., NY, Revenue Bonds, Series A,
4.000% 3/15/43	2,240,000	2,180,255
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A,
5.250% 11/15/49	1,500,000	1,609,552
New York State Dormitory Authority, Revenue Bonds,
5.000% 7/01/40	1,850,000	1,977,596
New York State Thruway Authority, Revenue Bonds, Series N,
4.000% 1/01/47	1,690,000	1,635,001
		12,227,232
North Carolina — 4.2%
North Carolina Medical Care Commission, Revenue Bonds, Series A,
5.125% 10/01/54	2,000,000	2,042,947
Pennsylvania — 6.2%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	480,000	506,442
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,520,196
Philadelphia Authority for Industrial Development, PA, Revenue Bonds,
5.000% 6/15/39 (a)	1,000,000	1,020,365
		3,047,003
Tennessee — 4.4%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A,
5.250% 9/01/39	2,000,000	2,161,540
Texas — 4.0%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A,
4.000% 12/31/35	2,000,000	1,985,768

TOTAL MUNICIPAL OBLIGATIONS (Cost $49,014,584)		48,317,764

TOTAL BONDS & NOTES (Cost $49,014,584)		48,317,764

TOTAL LONG-TERM INVESTMENTS (Cost $49,014,584)		48,317,764

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 98.6% (Cost $49,014,584) (b)	$48,317,764

Other Assets/(Liabilities) — 1.4%	667,357

NET ASSETS — 100.0%	$48,985,121

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $3,019,551 or 6.16% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Floating Rate Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

COMMON STOCK — 0.8%
Communication Services — 0.5%
Learfield Communications, Inc. (a)	9,599	$710,326
Technicolor Creative Studios, Inc. (a) (b) (c)	81,756,222	—
		710,326
Consumer Discretionary — 0.1%
Serta Simmons, Inc. (Acquired 6/29/23, Cost $328,814) (a) (d)	22,009	132,054
Consumer Staples — 0.2%
CTI Foods Holding Co. LLC (a) (b) (c)	8,019	240,650
Financials — 0.0%
Campfire Topco Ltd. (a) (b) (c)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (c)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	180,109	—
		—
Health Care — 0.0%
Don Jersey Topco Ltd. (Acquired 8/03/20-6/23/23, Cost $234,326) (a) (b) (c) (d)	353,106	—
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (c)	3,524	—

TOTAL COMMON STOCK (Cost $1,373,292)		1,083,030

PREFERRED STOCK — 0.0%
Financials — 0.0%
Veritas Holdings Ltd., Series G (a) (b) (c)	266	4,175
Veritas Holdings Ltd., Series G-1 (a) (b) (c)	184	2,888
		7,063

TOTAL PREFERRED STOCK (Cost $7,063)		7,063

TOTAL EQUITIES (Cost $1,380,355)		1,090,093

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 87.6%

BANK LOANS — 82.1%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.471% VRN 8/23/28	$436,761	$438,761
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.521% VRN 2/07/31	225,283	226,973
		665,734
Aerospace & Defense — 0.8%
Barnes Group, Inc., 2024 Term Loan B,
0.000% 12/10/31	290,276	290,131
TransDigm, Inc.
2023 Term Loan J, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 2/28/31	351,968	352,443
2024 Term Loan, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 1/19/32	377,841	378,430
		1,021,004
Airlines — 1.3%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.337% VRN 3/21/31	502,216	503,787
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
9.629% VRN 4/20/28	709,117	727,086
United Airlines, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.635% VRN 2/22/31	466,259	467,094
		1,697,967
Apparel — 0.5%
Samsonite International SA, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.357% VRN 6/21/30	704,113	706,169
Banks — 0.6%
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 8/02/28	825,038	831,226
Biotechnology — 0.2%
Advanz Pharma Corp., 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
7.559% VRN 10/17/31 EUR (e)	300,000	310,096
Building Materials — 2.2%
Emrld Borrower LP, Term Loan B, 6 mo. USD Term SOFR + 2.500%
6.933% VRN 5/31/30	719,543	721,666
LSF10 XL Bidco SCA, 2021 EUR Term Loan B4, 3 mo. EURIBOR + 4.175%
6.890% VRN 4/12/28 EUR (e)	1,000,000	977,904
Nvent Electric Public Ltd. Co., Term Loan B,
0.000% 9/12/31	431,034	435,211

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wilsonart LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.579% VRN 8/05/31	$722,565	$723,382
		2,858,163
Chemicals — 3.6%
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 9/09/31	175,850	176,949
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
8.340% VRN 12/29/27 (f)	858,495	765,846
Flint Group Packaging INKS North America Holdings LLC
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100% PIK 6.900%, Cash 3.238%
VRN 12/30/27 EUR (e)	200,051	182,227
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100% PIK 6.900%, Cash 3.238%
VRN 12/30/27 EUR (e)	266,779	48,015
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500%
7.363% VRN 4/02/29 EUR (e)	500,000	517,345
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.957% VRN 9/30/28	592,284	595,026
Nouryon Finance BV, 2024 USD Term Loan B2, 6 mo.USD Term SOFR + 3.250%
7.657% VRN 4/03/28	216,476	218,732
Olympus Water US Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.829% VRN 6/20/31	840,614	842,455
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.058% VRN 4/23/29	862,377	848,726
Polar US Borrower LLC, 2024 Term Loan B1A, 1 mo. USD Term SOFR + 4.750%
9.189% VRN 10/16/28	150,897	108,193
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B,
0.000% 1/31/29	438,183	438,897
		4,742,411
Commercial Services — 5.4%
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.500% PIK 7.957%, Cash 0.000%
VRN 3/03/25	1,410	1,410
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.273% VRN 10/16/31	300,001	302,440
BIFM US Finance LLC, 2024 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
8.107% VRN 5/31/28	221,018	222,675
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 1/31/31	550,308	552,487
CHG Healthcare Services, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%
7.971% - 8.276% VRN 9/29/28	211,524	213,021
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750%
7.578% VRN 2/21/31	181,469	182,376

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
7.162% VRN 1/31/28 EUR (e)	$1,000,000	$1,037,942
Mavis Tire Express Services Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 5/04/28	736,851	740,999
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 3.250%
7.367% VRN 7/25/30	275,965	277,099
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.706% VRN 3/04/28	638,393	536,103
Techem Verwaltungsgesellschaft 675 GmbH, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.782% VRN 7/15/29 EUR (e)	1,000,000	1,041,133
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000%
5.715% VRN 3/27/28 EUR (e)	875,000	908,544
Vortex Opco LLC
Second Out Term Loan, 3 mo. USD Term SOFR + 4.250%
8.693% VRN 12/17/28	163,407	102,293
First Out Term Loan, 3 mo. USD Term SOFR + 6.250%
10.579% VRN 4/30/30	120,766	124,691
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 1/30/31	801,981	804,443
		7,047,656
Computers — 2.4%
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 11/01/31	581,786	587,604
Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 6/27/31	305,580	306,154
Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 8/28/28	784,278	523,435
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.370% VRN 3/01/29	811,785	811,582
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.847% VRN 4/24/28	653,581	642,470
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.250%
12.097% VRN 4/23/29	270,186	260,054
		3,131,299
Distribution & Wholesale — 0.1%
Gates Global LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
6.107% VRN 6/04/31	123,589	123,713
Diversified Financial Services — 2.2%
Advisor Group, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 8/17/28	292,109	292,938
CPI Holdco B LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 2.000%
6.357% VRN 5/19/31	521,066	519,576
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% PIK 6.900%, Cash 4.988%
VRN 12/30/27	1,214,011	1,066,060

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% PIK 6.900%, Cash 4.988%
VRN 12/30/27	$1,618,949	$277,245
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 4/25/31	701,388	704,894
		2,860,713
Electric — 1.8%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 9/30/31	222,532	223,812
Calpine Corp., Term Loan B9, 1 mo. USD Term SOFR + 1.750%
6.107% VRN 1/31/31	248,750	248,285
Constellation Renewables LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.250%
6.764% VRN 12/15/27	786,302	788,637
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.110% VRN 10/03/31	120,915	121,268
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.750%
6.355% VRN 4/16/31	235,999	235,980
Thunder Generation Funding LLC, Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.329% VRN 10/03/31	677,331	680,927
		2,298,909
Electrical Components & Equipment — 0.3%
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EURIBOR + 4.000% PIK 6.863%, Cash 1.000%
VRN 4/18/28 EUR (e)	430,408	448,811
Electronics — 0.3%
LSF12 Crown US Commercial Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 4.250%
VRN 12/02/31	457,977	455,976
Engineering & Construction — 0.9%
Brown Group Holding LLC
Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.857% VRN 7/01/31	189,615	190,178
2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 2.500% , 3 mo. USD Term SOFR + 2.500%,
6.857% VRN 7/01/31	300,556	301,224
Construction Partners, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.838% VRN 11/03/31	172,840	173,381
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 3/31/28	250,019	251,999
Energize HoldCo LLC, 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 12/08/28	236,832	238,608
		1,155,390
Entertainment — 2.5%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.143% VRN 10/02/28	362,010	341,604
CTI Foods Holding Co. LLC

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 First Out Incremental Term Loan, 3 mo. USD Term SOFR + 10.000%
14.782% VRN 5/01/26 (b) (c)	$86,806	$86,806
2024 Last In First Out Term Loan, 3 mo. USD Term SOFR + 10.000%
14.782% VRN 3/15/27 (b) (c)	176,105	176,105
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.433% VRN 11/12/29 EUR (e)	1,000,000	1,023,979
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.590% VRN 4/04/29	749,908	751,033
Technicolor Creative Studios, Inc.
EUR PIK Super Senior Term Loan, 1 mo. EURIBOR PIK 18.682%, Cash 0.000%,
VRN3/31/26 EUR (b) (c) (e)	110,963	45,218
2023 EUR PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.500%
3.077% VRN 9/15/26 EUR (e)	246,448	638
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 5.000%
7.683% VRN 3/27/33 EUR (b) (c) (e)	246,435	—
EUR Tranche 4 Term Loan, 1 yr. EURIBOR + 15.000%
17.565% VRN 3/31/26 EUR (b) (c) (e)	38,634	50,516
EUR PIK Tranche 3 Note Term Loan, 1 yr. EURIBOR + 15.000%
18.116% VRN 3/31/26 EUR (b) (c) (e)	33,289	13,565
EUR PIK Tranche 2 Note Term Loan, 1 yr. EURIBOR + 15.000%
18.684% VRN 3/31/26 EUR (b) (c) (e)	66,578	27,131
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.770% VRN 11/21/31	137,969	138,565
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 6 mo. EURIBOR PIK 8.400%, Cash 3.046%
VRN 12/31/27 EUR (e)	250,414	160,823
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR PIK 8.400%, Cash 3.046%
VRN 12/31/27 EUR (e)	159,810	163,884
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000% PIK 11.046%, Cash 1.000%
VRN 6/30/27 EUR (e)	91,258	98,311
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
11.046% VRN 6/30/27 EUR (e)	146,160	150,643
		3,228,821
Food — 1.6%
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
7.471% VRN 12/08/28	486,136	488,265
CTI Foods Holding Co. LLC
First Out Term Loan, 3 mo. USD Term SOFR + 7.000%
11.782% VRN 5/01/26	339,670	339,534
Second Out Term Loan, 3 mo. USD Term SOFR + 9.000%
13.782% VRN 5/01/26	228,894	217,358
Froneri International Ltd., 2024 EUR Term Loan B3, 3 mo. EURIBOR + 2.500%
5.556% VRN 9/30/31 EUR (e)	1,000,000	1,034,078
		2,079,235

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.1%
Madison Safety & Flow LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 9/26/31	$118,040	$118,814
Health Care - Products — 1.1%
Lifescan Global Corp., 2023 Term Loan (Acquired 5/19/23, Cost $692,938), 3 mo. USD Term SOFR + 6.500%
11.121% VRN 12/31/26 (d)	838,786	284,139
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 10/23/28	1,133,933	1,136,983
		1,421,122
Health Care - Services — 7.8%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
11.664% VRN 12/10/29	292,998	281,278
Charlotte Buyer, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.202% VRN 2/11/28	497,475	500,086
Concentra Health Services, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 7/28/31	172,777	173,857
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 11/01/28	419,514	420,722
Heartland Dental LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.500%
8.857% VRN 4/28/28	493,763	494,123
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.406% VRN 5/17/31	938,861	941,471
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.500%
8.185% VRN 11/01/28	10,001	7,015
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
11.685% VRN 11/01/29	294,737	147,368
Mehilainen Yhtiot Oy, 2024 EUR New Money Term Loan B5B, 1 mo. EURIBOR + 4.000%
6.863% VRN 8/05/31 EUR (e)	848,223	881,487
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
7.590% VRN 3/12/28	732,214	690,940
NAPA Management Services Corp., Term Loan B,
0.000% 2/23/29	336,971	313,174
Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 11/15/28	748,077	752,438
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500% PIK 8.275%, Cash 1.500%
VRN 1/31/29 (f)	1,563,420	1,541,532
Radnet Management, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.771% VRN 4/18/31	778,426	781,626
Select Medical Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.531% VRN 12/03/31	177,357	177,726
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.250%, 3 mo. USD Term SOFR + 5.250%
9.607% - 9.835% VRN 3/02/27 (f)	653,314	630,448

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/29/24, Cost $360,111), 6 mo. EURIBOR + 0.100% PIK 4.900%, Cash 2.794%
VRN 12/20/27 EUR (d) (e)	$364,020	$255,152
2023 EUR Super Senior Term Loan (Acquired 11/30/23-11/29/24, Cost $131,079), 6 mo. EURIBOR + 12.000%
14.694% VRN 12/18/26 EUR (b) (c) (d) (e)	126,917	123,579
US Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.917% VRN 10/01/28	55,373	55,027
Vivalto Sante SAS, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.600%
6.315% VRN 7/21/28 EUR (e)	1,000,000	1,031,758
		10,200,807
Holding Company - Diversified — 0.8%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250%
13.716% VRN 10/01/27	1,199,345	1,067,417
Hilding Anders International AB, 2022 EUR PIK Reorg Holdco (Acquired 10/29/24, Cost $0), 6 mo. EURIBOR PIK 12.000%, Cash 0.000%
VRN 2/28/27 EUR (b) (c) (d) (e)	25,265	—
		1,067,417
Home Furnishing — 0.3%
Mattress Firm, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.250%
8.923% VRN 9/25/28	457,010	456,343
Insurance — 5.1%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.750%
7.106% VRN 9/19/31	659,224	660,252
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.721% VRN 2/19/28	709,023	710,824
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 2/14/31	1,077,917	1,079,329
Asurion LLC
2024 Term Loan B12, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 9/19/30	436,252	434,695
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.721% VRN 1/20/29	1,051,724	1,012,611
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 6/13/31	663,488	665,114
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.079% VRN 6/20/30	223,038	224,153
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.585% VRN 7/31/31	1,024,624	1,029,747
USI, Inc., 2024 Term Loan B (2029), 3 mo. USD Term SOFR + 2.250%
6.579% VRN 11/22/29	898,562	896,207
		6,712,932

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 1.8%
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
6.933% VRN 4/03/28 EUR (e)	$859,254	$882,146
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 5/03/28	492,500	492,411
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 8/31/28	432,487	434,273
team.blue Finco SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.700%
6.383% VRN 9/30/29 EUR (e)	500,000	515,822
		2,324,652
Investment Companies — 0.0%
Hurtigruten ASA, 2024 EUR Holdco Term Loan (Acquired 9/30/24, Cost $426,982), 6 mo. EURIBOR PIK 14.770%, Cash 0.02%,
VRN 2/23/29 EUR (e)	735,610	2,697
Leisure Time — 1.1%
City Football Group Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000%
7.471% VRN 7/22/30	222,022	221,005
Hurtigruten ASA
2024 EUR Term Loan B (Acquired 8/23/24, Cost $405,742), 6 mo. EURIBOR + 6.500%
9.910% VRN 9/30/27 EUR (e)	415,100	22,037
2024 EUR OpCo Exit Term Loan (Acquired 9/16/24, Cost $296,578), 6 mo. EURIBOR + 7.500%
10.910% VRN 6/30/27 EUR (e)	432,530	457,669
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 12/17/27	465,931	451,953
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 12/17/27	295,589	286,721
		1,439,385
Lodging — 1.8%
Casper BidCo SAS, 2024 EUR Term Loan B, 6 mo. EURIBOR + 4.250%
7.170% VRN 3/21/31 EUR (e)	1,000,000	1,038,439
Hilton Grand Vacations Borrower LLC
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 1/17/31	407,321	408,213
2021 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.857% VRN 8/02/28	83,647	83,867
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000%, 3 mo. U.S. (Fed) Prime Rate + 4.000%
9.547% - 11.500% 9/09/26	1,366	1,368
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500%
7.779% VRN 4/02/31 EUR (e)	500,000	520,369
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.375% VRN 3/14/31	368,632	368,809
		2,421,065
Media — 3.7%
A-L Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.357% VRN 6/30/28	552,769	557,191

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cumulus Media New Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.559% VRN 5/02/29	$512,172	$205,191
DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 5.250%
10.097% VRN 8/02/29	848,588	832,151
McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 8/06/31	398,395	402,547
Sinclair Television Group, Inc., Term Loan B2B, 1 mo. USD Term SOFR + 2.500%
6.971% VRN 9/30/26	447,140	440,322
UPC Financing Partnership, 2021 USD Term Loan AX, 1 mo. USD Term SOFR + 2.925%
7.437% VRN 1/31/29	608,398	610,886
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EURIBOR + 3.425%
6.327% VRN 10/15/31 EUR (e)	700,000	726,204
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
5.902% VRN 1/31/29 EUR (e)	1,000,000	1,023,585
		4,798,077
Metal Fabricate & Hardware — 0.2%
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.021% VRN 10/12/28	267,466	268,469
Mining — 0.2%
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 8/18/30	285,053	287,120
Miscellaneous - Manufacturing — 0.2%
John Bean Technologies Corp, Term Loan B,
0.000% 10/09/31	204,638	205,662
Oil & Gas — 0.3%
Apro LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.266% VRN 7/09/31	392,717	396,153
Packaging & Containers — 4.7%
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.857% VRN 6/11/31	429,409	428,606
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
7.525% VRN 11/29/30	1,187,658	1,192,919
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
7.532% VRN 4/13/29	1,073,354	1,074,492
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.589% VRN 4/15/27	862,540	867,775
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%
9.171% VRN 10/02/28	400,496	316,725
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750%
11.534% VRN 10/01/29	254,237	91,154

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.523% - 8.656% VRN 9/15/28	$792,192	$793,777
Ring Container Technologies Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 8/12/28	633,182	634,132
Trident TPI Holdings, Inc., 2024 Term Loan B7,
0.000% 9/15/28	783,383	789,258
		6,188,838
Pharmaceuticals — 5.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500%
9.857% VRN 5/04/28	651,699	669,080
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.403% VRN 8/01/27	306,997	306,469
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.429% VRN 10/01/27	1,309,904	1,265,878
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
6.735% VRN 11/15/27	680,838	677,263
IVC Acquisition Ltd., 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
7.602% VRN 12/12/28 EUR (e)	737,000	765,391
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 5/05/28	778,411	779,920
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 4.000%
7.006% VRN 2/21/30 EUR (e)	1,425,000	1,481,621
Organon & Co., 2024 USD Term Loan, 1 mo. USD Term SOFR + 2.250%
6.620% VRN 5/19/31	337,400	337,822
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.357% VRN 8/01/31	316,999	318,980
		6,602,424
Pipelines — 0.4%
Buckeye Partners LP, 2024 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
6.107% VRN 11/01/26	112,078	112,015
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.379% VRN 12/21/28	128,169	128,630
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.090% VRN 10/04/30	217,359	218,445
Whitewater Whistler Holdings LLC, 2024 Refinancing Term Loan, 1 mo. USD Term SOFR + 1.750%
6.079% VRN 2/15/30	121,363	121,591
		580,681
Real Estate — 0.2%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 6/02/28	305,589	301,332

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 2.8%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.107% VRN 9/20/30	$554,258	$550,910
Gulfside Supply, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.326% VRN 6/17/31	178,190	178,770
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 6 mo. USD Term SOFR + 2.500%
6.857% - 7.241% VRN 6/11/31	742,525	731,528
IRB Holding Corp, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.190% VRN 12/15/27	609,730	609,864
Kodiak Building Partners, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.132% VRN 11/26/31	557,940	557,739
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.297% VRN 6/06/31	209,831	207,756
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.000%
7.345% VRN 3/28/31	166,946	168,384
Specialty Building Products Holdings LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.207% VRN 10/15/28	344,793	342,710
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 10/19/29	324,137	324,406
		3,672,067
Semiconductors — 0.3%
MKS Instruments, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.589% VRN 8/17/29	420,798	421,589
Software — 9.0%
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.957% VRN 12/11/28	508,541	510,768
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 2/15/29	1,044,096	1,045,213
BCPE Pequod Buyer, Inc., USD Term Loan B,
0.000% 9/19/31	800,493	806,352
Boxer Parent Co., Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.335% VRN 7/30/31	816,894	822,931
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.579% VRN 7/06/29	265,001	261,060
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.829% VRN 3/30/29	493,681	494,747
2024 USD Term Loan, 3 mo. USD Term SOFR + 3.750%
8.079% VRN 3/21/31	202,261	202,694
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.207% VRN 10/08/28	597,519	595,093
Clover Holdings SPV III LLC, 2024 USD Term Loan,
4.428% 12/18/27	62	62
Cornerstone OnDemand, Inc., 2021 Term Loan,
0.000% 10/16/28	225,661	197,566

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.303% VRN 5/01/31	$743,499	$746,756
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 12/01/27	205,224	206,763
Ivanti Software, Inc., 2021 Non Co-op Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.121% VRN 12/01/27	618,879	423,932
Loyalty Ventures, Inc., Term Loan B,
0.000% 11/03/27	1,440,555	104,440
MedAssets Software Intermediate Holdings, Inc.
2024 Term Loan A,
0.000%12/17/28	70,501	69,561
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.375% VRN 12/17/28	259,891	256,643
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.490% VRN 12/17/28	379,540	326,405
2024 Third Out Term Loan, 3 mo. USD Term SOFR + 6.750%
11.101% VRN 12/17/29	41,610	26,838
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 6/17/31	748,125	747,512
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
9.607% VRN 6/17/32	500,000	493,440
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B,
0.000% 10/28/30	158,983	159,901
Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
8.147% VRN 7/16/31	923,744	929,203
Project Ruby Ultimate Parent Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.471% VRN 3/10/28	740,409	743,030
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.985% VRN 2/01/29	527,581	334,133
Sophia LP, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 10/09/29	271,577	273,139
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%
8.971% VRN 8/11/28	491,136	494,093
SS&C Technologies Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
6.357% VRN 5/09/31	518,197	519,369
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. U.S. (Fed) Prime Rate + 11.500%
19.000% VRN 12/09/29	20,319	20,217
		11,811,861
Telecommunications — 6.7%
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EURIBOR + 5.000%
8.179% VRN 10/31/27 EUR (e)	992,426	855,300
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 10/02/27	324,308	320,543
Delta TopCo, Inc., 2024 Term Loan, 6 mo. USD Term SOFR + 3.500%
7.884% VRN 11/30/29	718,698	723,909
Eircom Finco SARL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.500%
6.444% VRN 5/15/29 EUR (e)	1,000,000	1,038,377

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 9/20/30	$204,529	$203,564
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560%
10.917% VRN 4/15/29	386,062	393,107
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560%
10.917% VRN 4/15/30	388,894	395,894
Lorca Holdco Ltd., 2024 EUR Term Loan B3, 6 mo. EURIBOR + 3.500%
6.152% VRN 3/25/31 EUR (e)	1,000,000	1,039,309
Matterhorn Telecom SA, 2020 EUR Term Loan B, 3 mo. EURIBOR + 2.375%
5.214% VRN 9/15/26 EUR (e)	852,727	884,154
Nuuday AS, EUR Term Loan B, 6 mo. EURIBOR + 6.500%
9.897% VRN 2/03/28 EUR (e)	1,000,000	1,046,643
Telenet International Finance SARL, 2020 EUR Term Loan AQ, 1 mo. EURIBOR + 2.250%
5.152% VRN 4/30/29 EUR (e)	795,933	816,478
Zegona Communications PLC, EUR Term Loan B, 3 mo. EURIBOR + 4.250%
7.886% VRN 7/17/29 EUR (e)	1,000,000	1,044,344
		8,761,622
Transportation — 1.3%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 2 mo. EURIBOR + 10.000% 3 mo. EURIBOR + 10.000% PIK 13.056% - 13.062%, Cash 5.000%
VRN 6/12/25 EUR (e)	2,098	2,195
First Student Bidco, Inc.
2024 Term Loan C, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 7/21/28	162,179	162,331
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.892% VRN 7/21/28	530,415	530,914
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 1.750%
6.079% VRN 4/10/31	490,115	488,669
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 1/25/29	484,645	486,768
		1,670,877

TOTAL BANK LOANS (Cost $113,276,534)		107,795,299

CORPORATE DEBT — 5.5%
Building Materials — 0.2%
PCF GmbH
4.750% 4/15/29 EUR (e) (g)	300,000	256,867
Commercial Services — 2.2%
ADT Security Corp.
4.125% 8/01/29 (g)	1,000,000	919,427
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (e) (g)	1,000,000	1,015,236
Travelex Issuerco 2 PLC, (Acquired 5/07/24-11/05/24, Cost $887,325),
12.500% 8/05/25 GBP (d) (e) (g)	720,905	938,601
		2,873,264

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.2%
Coty, Inc.
5.000% 4/15/26 (g)	$278,000	$277,422
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 1/13/20, Cost $274,355),
8.000% 5/15/22 EUR (d) (e) (g) (h)	250,000	971
Health Care - Services — 0.8%
Cerba Healthcare SACA
3.500% 5/31/28 EUR (e) (g)	400,000	342,512
Tenet Healthcare Corp.
4.250% 6/01/29	750,000	704,099
		1,046,611
Internet — 0.5%
Engineering - Ingegneria Informatica - SpA
11.125% 5/15/28 EUR (e) (g)	200,000	218,305
United Group BV
4.000% 11/15/27 EUR (e) (g)	500,000	512,125
		730,430
Machinery - Diversified — 0.0%
Galapagos SA
1.000% 6/15/21 EUR (e) (g) (h)	20,000	104
Media — 0.5%
Tele Columbus AG
10.000% 1/01/29 EUR (e) (g)	745,223	639,551
Packaging & Containers — 0.6%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.375% 10/15/28 (g)	750,000	749,401
Retail — 0.0%
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (g) (h)	300,000	188
Telecommunications — 0.4%
Odido Holding BV
3.750% 1/15/29 EUR (e) (g)	500,000	511,451
Transportation — 0.1%
Anarafe SL
15.806% 12/31/26 EUR (e) (g)	86,409	93,982

TOTAL CORPORATE DEBT (Cost $7,905,372)		7,180,242

TOTAL BONDS & NOTES (Cost $121,181,906)		114,975,541

	Number of Shares
RIGHTS — 0.0%
Industrial — 0.0%
Silk Topco AS, CVR (a) (b) (c)	105,906	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL RIGHTS (Cost $0)		$—

WARRANTS — 0.0%

Technology — 0.0%
Travelex International Ltd., Expires 8/18/21 (a)	285	6,422

TOTAL WARRANTS (Cost $0)		6,422

TOTAL LONG-TERM INVESTMENTS (Cost $122,562,261)		116,072,056

	Principal Amount
SHORT-TERM INVESTMENTS — 12.2%

Repurchase Agreement — 12.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (i)	$16,063,739	16,063,739

TOTAL SHORT-TERM INVESTMENTS (Cost $16,063,739)		16,063,739

TOTAL INVESTMENTS — 100.6% (Cost $138,626,000) (j)		132,135,795

Other Assets/(Liabilities) — (0.6)%		(832,887)

NET ASSETS — 100.0%		$131,302,908

Abbreviation Legend

CVR	Contingent Value Rights
EURIBOR	Euro Inter-Bank Offered Rate
PIK	Payment in kind^^
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $770,633 or 0.59% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $1,734,496 or 1.32% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2024, where the rate will be determined at time of settlement.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $6,476,143 or 4.93% of net assets.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2024, these securities amounted to a value of $1,263 or 0.00% of net assets.
(i)	Maturity value of $16,066,194. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $16,385,189.
(j)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
^^	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	1/23/25	USD	2,335,186	GBP	1,839,626	$32,552
Canadian Imperial Bank of Commerce	1/23/25	USD	30,231,573	EUR	28,735,811	441,924
Morgan Stanley & Co. LLC	1/23/25	GBP	50,000	USD	62,744	(160)
						$474,316

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.4%
Germany — 0.0%
Campfire Topco Ltd. (a) (b) (c)	448,154	$—
Lithuania — 0.0%
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Spain — 0.0%
Bahia De Las Isletas SL Class A (a) (b) (c)	5,454,162	—
United Kingdom — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	—
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
KCA DEUTAG Drilling Ltd. (a)	2,731	189,805
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		189,805
United States — 0.3%
Learfield Communications, Inc. (a)	4,698	347,652
Serta Simmons, Inc. (Acquired 6/29/23, Cost $220,156) (a) (d)	14,736	88,416
Technicolor Creative Studios, Inc. (a) (b) (c)	17,217,094	—
		436,068

TOTAL COMMON STOCK (Cost $697,657)		625,873

PREFERRED STOCK — 0.0%
United States — 0.0%
Veritas Holdings Ltd., Series G
(a) (b) (c)	1,017	15,962
Veritas Holdings Ltd., Series G-1
(a) (b) (c)	702	11,018
		26,980

TOTAL PREFERRED STOCK (Cost $26,980)		26,980

TOTAL EQUITIES (Cost $724,637)		652,853

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 87.2%

BANK LOANS — 49.6%
Belgium — 1.2%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250%
13.716% VRN 10/01/27	$1,399,236	$1,245,321
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.512% VRN 4/30/28	500,000	485,895
		1,731,216
Canada — 0.5%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.382% VRN 10/10/31	575,027	576,465
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.579% VRN 2/14/31	215,863	216,519
		792,984
Denmark — 0.3%
Auris Luxembourg III SARL, 2024 EUR Term Loan B5, 6 mo. EURIBOR + 4.000%
6.694% VRN 2/28/29 EUR (e)	500,000	518,142
France — 0.7%
Casper BidCo SAS, 2024 EUR Term Loan B, 6 mo. EURIBOR + 4.250%
7.170% VRN 3/21/31 EUR (e)	500,000	519,219
Cerba Healthcare SAS, 2021 EUR Term Loan B, 1 mo. EURIBOR + 3.700%
6.563% VRN 6/30/28 EUR (e)	500,000	446,648
Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 8/28/28	195,745	130,642
Technicolor Creative Studios, Inc.
2023 EUR PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.500%
3.077% VRN 9/15/26 EUR (e)	82,149	213
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 5.000%
7.683% VRN 3/27/33 EUR (b) (c) (e)	82,145	—
EUR Tranche 4 Term Loan, 1 yr. EURIBOR + 15.000%
17.565% VRN 3/31/26 EUR (b) (c) (e)	2,723	3,560
EUR PIK Tranche 3 Note Term Loan, 1 yr. EURIBOR + 15.000%
18.116% VRN 3/31/26 EUR (b) (c) (e)	2,346	956
EUR PIK Super Senior Term Loan, 1 yr. EURIBOR PIK 18.682, Cash 0.000%
VRN 3/31/26 EUR (b) (c) (e)	7,820	3,187
EUR PIK Tranche 2 Note Term Loan, 3 mo. EURIBOR + 15.000%
18.684% VRN 3/31/26 EUR (b) (c) (e)	4,692	1,912
		1,106,337
Germany — 1.8%
Dynamo Newco II GmbH, EUR Term Loan B,
0.000% 10/01/31 EUR (e) (f)	500,000	519,546

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flint Group Midco Ltd., USD Opco Term Loan, 3 mo. USD Term SOFR + 4.512 PIK 9.138%, Cash 0.750%
VRN 12/31/26	$176,111	$167,746
Flint Group Packaging INKS North America Holdings LLC, EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%, PIK 6.900%, Cash 3.238%
VRN 12/30/27 EUR (e)	299,064	272,420
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% PIK 6.900%, Cash 4.988%
VRN 12/30/27	96,576	84,807
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362% PIK 6.900%, Cash 4.988%
VRN 12/30/27	128,790	22,055
Nidda Healthcare Holding AG, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 4.000%
7.006% VRN 2/21/30 EUR (e)	500,000	519,867
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500%
7.779% VRN 4/02/31 EUR (e)	500,000	520,369
Techem Verwaltungsgesellschaft 675 GmbH, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.782% VRN 7/15/29 EUR (e)	500,000	520,566
		2,627,376
Hong Kong — 0.5%
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
7.162% VRN 1/31/28 EUR (e)	750,000	778,457
Ireland — 0.3%
Virgin Media Ireland Ltd., EUR Term Loan, 1 mo. EURIBOR + 3.575%
6.477% VRN 7/15/29 EUR (e)	500,000	511,233
Luxembourg — 2.7%
Albion Financing 3 SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
7.500% VRN 8/16/29 EUR (e)	510,000	531,162
Altice Financing SA, 2023 EUR Term Loan, 3 mo. EURIBOR + 5.000%
8.179% VRN 10/31/27 EUR (e)	495,000	426,604
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2 (Acquired 4/09/24, Cost $2,945),
0.500% 8/29/27 (d)	48,317	7,731
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 3 mo. USD Term SOFR + 5.762%
10.347% VRN 8/29/27	276,045	221,181
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
7.973% VRN 1/05/28 EUR (e)	500,000	514,688
Ineos Finance PLC, 2024 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 3.500%
6.363% VRN 6/23/31 EUR (e)	500,000	517,925
Ineos Finance PLC, 2024 EUR Term Loan B1, 3 mo. EURIBOR + 3.250%
6.102% VRN 2/07/31 EUR (e)	500,000	517,925
Piolin Bidco SAU, 2024 EUR Term Loan B4, 6 mo. EURIBOR + 4.500%
8.178% VRN 9/16/29 EUR (e)	500,000	517,226
Summer (BC) Holdco B SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
7.424% VRN 1/31/29 EUR (e)	432,997	450,573

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Venga Finance SARL, 2024 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.026% VRN 6/28/29	$295,462	$296,570
		4,001,585
Netherlands — 1.9%
Nobian Finance BV, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.750%
7.018% VRN 7/02/29 EUR (e)	519,423	538,410
Nouryon Finance BV
2024 USD Term Loan B1, 6 mo. USD Term SOFR + 3.250%
7.657% VRN 4/03/28	491,904	494,826
2024 USD Term Loan B2, 6 mo.USD Term SOFR + 3.250%
7.657% VRN 4/03/28	115,454	116,657
Pegasus BidCo BV, 2024 EUR Term Loan B2, 3 mo. EURIBOR + 3.500%
6.523% VRN 7/12/29 EUR (e)	469,970	488,576
TMF Group Holding BV, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.988% VRN 5/03/28 EUR (e)	500,000	519,349
UPC Broadband Holding BV, 2021 EUR Term Loan AY, 1 mo. EURIBOR + 2.925%
5.827% VRN 1/31/29 EUR (e)	214,722	222,740
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
5.902% VRN 1/31/29 EUR (e)	500,000	511,793
		2,892,351
Norway — 0.2%
Hurtigruten ASA
2024 EUR Term Loan B, 6 mo. EURIBOR + 6.500%
9.910% VRN 9/30/27 EUR (e)	207,550	11,018
2024 EUR OpCo Exit Term Loan, 6 mo. EURIBOR + 7.500%,
10.910% VRN 6/30/27 EUR (e)	216,265	228,835
		239,853
Spain — 1.5%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 2 mo. EURIBOR + 10.000%, 3 mo. EUR EURIBOR + 10.000% PIK 13.056% - 13.062%, Cash 5.000%
VRN 6/12/25 EUR (e)	8,170	8,547
Areas Worldwide SA, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 5.000%
7.642% VRN 12/31/29 EUR (e)	500,000	518,194
Boluda Towage SL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
6.412% VRN 1/31/30 EUR (e)	500,000	520,613
Dorna Sports SL, 2022 EUR Term Loan B, 6 mo. EURIBOR + 3.250%
5.827% VRN 3/30/29 EUR (e)	500,000	518,412
Grifols SA, EUR 2019 Term Loan B, 3 mo. EURIBOR + 2.250%
5.306% VRN 11/15/27 EUR (e)	680,836	693,346
		2,259,112
Sweden — 0.7%
Hilding Anders International AB, 2022 EUR PIK Reorg Holdco (Acquired 10/29/24, Cost $0), 6 mo. EURIBOR PIK 12.000%, Cash 0.000%
VRN 2/28/27 EUR (b) (c) (d) (e)	18,275	—
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000%
5.715% VRN 3/27/28 EUR (e)	1,000,000	1,038,336
		1,038,336

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom — 4.5%
BCP V Modular Services Holdings IV Ltd., 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.175%
6.858% VRN 12/15/28 EUR (e)	$500,000	$515,087
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100% PIK 6.900%, Cash 3.238%
VRN 12/30/27 EUR (e)	398,819	71,779
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250% PIK 7.389%, Cash 0.750%
VRN 12/31/26 EUR (e)	557,246	551,248
Froneri International Ltd., 2024 EUR Term Loan B3, 3 mo. EURIBOR + 2.500%
5.556% VRN 9/30/31 EUR (e)	500,000	517,039
HNVR Holdco Ltd., 2024 EUR Term Loan D2, 6 mo. EURIBOR + 4.000%
7.047% VRN 9/12/27 EUR (e)	500,000	519,577
Hurtigruten ASA, 2024 EUR Holdco Term Loan, 3 mo. EURIBOR + 0.020% PIK 14.770%, Cash 0.020%
VRN 2/23/29 EUR (e)	367,805	1,349
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500%
7.363% VRN 4/02/29 EUR (e)	500,000	517,345
IVC Acquisition Ltd., 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
7.602% VRN 12/12/28 EUR (e)	500,000	519,261
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.000%
6.778% VRN 4/25/29 EUR (e)	500,000	519,986
Lorca Holdco Ltd., 2024 EUR Term Loan B3, 6 mo. EURIBOR + 3.500%
6.152% VRN 3/25/31 EUR (e)	500,000	519,655
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
6.433% VRN 11/12/29 EUR (e)	500,000	511,989
Tunstall Group Holdings Ltd., 2023 EUR Reinstated Term Loan B (Acquired 11/30/23-11/29/24, Cost $347,761), 6 mo. EURIBOR + 0.100% PIK 4.900%, Cash 2.794%
VRN 12/20/27 EUR (d) (e)	319,960	224,269
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 3 mo. EURIBOR PIK 8.400%, Cash 3.046%
VRN 12/31/27 EUR (e)	271,070	174,088
2023 EUR Floating PIK Term Loan, 6 mo. EURIBOR PIK 8.400%, Cash 3.046%
VRN 12/31/27 EUR (e)	172,993	177,402
2023 EUR Floating PIK Super Senior Term Loan, 6 mo. EURIBOR + 8.000% PIK 11.046%, Cash 1.000%,
VRN 6/30/27 EUR (e)	98,786	106,421
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
11.046% VRN 6/30/27 EUR (e)	158,216	163,069
Zegona Communications PLC, EUR Term Loan B, 3 mo. EURIBOR + 4.250%
7.886% VRN 7/17/29 EUR (e)	1,000,000	1,044,344
		6,653,908
United States — 32.8%
8th Avenue Food & Provisions, Inc.
2018 2nd Lien Term Loan,
0.000% 10/01/26 (f)	63,062	56,328
2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 10/01/25	650,905	634,795

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.750%
9.221% VRN 10/01/25	$114,435	$111,575
A-L Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.357% VRN 6/30/28	567,505	572,045
AAP Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 9/09/31 (f)	255,510	257,107
Ahead DB Holdings LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 3.500%
7.829% VRN 2/01/31	251,263	252,577
AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.971% VRN 2/04/28	394,334	395,486
Alliance Laundry Systems LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.837% VRN 8/19/31	187,617	188,640
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 9/30/31 (f)	233,269	234,611
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.857% VRN 6/11/31	298,500	297,942
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 9/29/31	170,309	169,599
American Airlines, Inc., 2024 1st Lien Term Loan B,
0.000% 2/15/28 (f)	250,000	250,938
Amneal Pharmaceuticals LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 5.500%
9.857% VRN 5/04/28	347,771	357,046
Apro LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.266% VRN 7/09/31	196,358	198,076
AqGen Island Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 8/02/28 (f)	241,098	242,906
Aretec Group, Inc., 2024 1st Lien Term Loan B,
0.000% 8/09/30 (f)	200,000	200,156
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.957% VRN 12/11/28	640,102	642,905
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 2/14/31	323,375	323,799
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
8.457% VRN 8/19/28 (f)	441,618	440,054
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
9.721% VRN 1/20/29	225,862	217,462
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 2/15/29	649,520	650,215
Aveanna Healthcare LLC, 2021 Term Loan B,
0.000% 7/17/28 (f)	198,971	196,882
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.500% PIK 7.957%, Cash 0.000%
VRN 3/03/25	1,535	1,535
Banff Merger Sub, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.335% VRN 7/30/31	553,301	557,389
Barnes Group, Inc., 2024 Term Loan B,
0.000% 12/10/31 (f)	203,193	203,091

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%
8.471% VRN 6/09/28	$237,536	$227,916
BCPE Pequod Buyer, Inc., USD Term Loan B,
0.000% 9/19/31 (f)	400,246	403,176
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.273% VRN 10/16/31	200,001	201,627
Berlin Packaging LLC, 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.500%
7.892% VRN 6/07/31	114,757	115,330
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 1/31/31	513,621	515,654
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 6/13/31	290,758	291,470
Caesars Entertainment, Inc.
Term Loan B,
0.000% 2/06/30 (f)	246,257	246,154
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 2/06/31	10,594	10,598
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.357% VRN 7/31/30	200,000	199,388
Carnival Corp., 2024 Term Loan B1,
0.000% 10/18/28 (f)	200,000	201,042
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.579% VRN 7/06/29	217,936	214,695
Charlotte Buyer, Inc., 2024 Term Loan B,
0.000% 2/11/28 (f)	200,000	201,050
Charter NEX US, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
7.525% VRN 11/29/30 (f)	306,828	308,187
Chobani, LLC, 2020 Term Loan B,
0.000% 10/25/27 (f)	98,508	99,197
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.471% VRN 8/23/28	232,939	234,006
Cloud Software Group, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.829% VRN 3/30/29	119,590	119,849
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.207% VRN 10/08/28	53,964	53,745
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
10.457% VRN 10/08/29	266,667	261,000
Clover Holdings 2 LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 12/09/31	335,646	339,002
Clover Holdings SPV III LLC, 2024 USD Term Loan, 3 mo. USD Term SOFR
4.428% 12/18/27	318	318
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.175%
7.532% VRN 4/13/29	329,430	329,779
Concentra Health Services, Inc., Term Loan B,
0.000% 7/28/31 (f)	199,500	200,747

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 6/02/28	$293,924	$289,830
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 10/16/28	249,359	218,314
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.303% VRN 5/01/31	297,400	298,702
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
8.340% VRN 12/29/27	479,227	427,509
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 10/01/31 (f)	210,944	211,705
CSC Holdings LLC, 2022 Term Loan B6,
0.000% 1/18/28 (f)	249,365	244,101
Delta TopCo, Inc., 2024 Term Loan, 6 mo.USD Term SOFR + 3.500%
7.884% VRN 11/30/29	578,314	582,507
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 3/31/28	513,471	517,537
DXP Enterprises, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.107% VRN 10/11/30	231,977	234,394
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
9.607% VRN 10/06/28	300,000	302,064
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
7.107% VRN 11/01/28	248,092	248,806
Emrld Borrower LP, Term Loan B, 6 mo. USD Term SOFR + 2.500%
6.933% VRN 5/31/30	445,498	446,812
Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 2/12/31	160	160
First Student Bidco, Inc.
2024 Term Loan C, 3 mo. USD Term SOFR + 2.500%
6.829% VRN 7/21/28	65,828	65,890
2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.892% VRN 7/21/28	215,225	215,428
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
8.677% VRN 5/05/29	419,785	416,007
Fleet Midco I Ltd., 2024 1st Lien Term Loan B, 6 mo. USD Term SOFR + 2.750%
7.578% VRN 2/21/31	181,469	182,376
Fluid-Flow Products, Inc., Term Loan, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 3/31/28	196,939	198,022
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 4/25/31	227,565	228,703
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.379% VRN 12/21/28	492,974	494,744
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.429% VRN 10/01/27	293,878	284,000
Genesee & Wyoming ,Inc., 2024 Term Loan B,
0.000% 4/10/31 (f)	249,375	248,639
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B,
0.000% 12/01/27 (f)	200,000	201,500
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.857% VRN 8/04/27 (f)	219,536	219,870

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.750%
8.221% VRN 3/06/28	$199,485	$200,183
Grinding Media, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.021% VRN 10/12/28	190,587	191,302
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%, 6 mo. USD Term SOFR + 2.500%
6.857% - 7.241% VRN 6/11/31	399,000	393,091
Heartland Dental LLC, 2024 Term Loan,
0.000% 4/28/28 (f)	199,497	199,643
HUB International Ltd., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.367% VRN 6/20/30	273,191	274,557
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.500% , 3 mo. USD Term SOFR + 4.500%
8.971% VRN 8/30/28 (f)	367,777	359,042
Indy US Bidco LLC, 2024 USD Term Loan B,
0.000% 3/06/28 (f)	207,812	209,371
IPS Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 10/02/28	335,785	337,360
IRB Holding Corp, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.190% VRN 12/15/27 (f)	745,361	745,525
Ivanti Software, Inc., 2021 Non Co-op Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.121% VRN 12/01/27	609,334	417,394
John Bean Technologies Corp, Term Loan B,
0.000% 10/09/31 (f)	409,277	411,323
Johnstone Supply LLC, Term Loan B,
0.000% 6/09/31 (f)	277,676	278,301
Journey Personal Care Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.107% VRN 3/01/28	556,958	556,434
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560%
10.917% VRN 4/15/29 (f)	174,488	177,673
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560%
10.917% VRN 4/15/30 (f)	475,512	484,071
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.406% VRN 5/17/31	584,628	586,253
Lifescan Global Corp., 2023 Term Loan (Acquired 5/19/23, Cost $90,089), 3 mo. USD Term SOFR + 6.500%
11.121% VRN 12/31/26 (d)	111,773	37,863
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.579% VRN 8/18/31	187,891	189,770
LSF12 Crown US Commercial Bidco LLC, Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.646% VRN 12/02/31	641,168	638,366
Mavis Tire Express Services Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 5/04/28	544,998	548,066
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.370% VRN 3/01/29	228,604	228,547
McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 8/06/31	158,740	160,395

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MED ParentCo LP, 2024 1st Lien Term Loan B,
0.000% 4/15/31 (f)	$199,500	$200,885
MedAssets Software Intermediate Holdings, Inc.
2024 Term Loan A,
0.000% 12/17/28 (f)	32,694	32,258
2024 First Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.375% VRN 12/17/28	124,900	123,339
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.000%
8.490% VRN 12/17/28 (f)	578,320	497,355
2024 Third Out Term Loan, 3 mo. USD Term SOFR + 6.750%
11.101% VRN 12/17/29	27,740	17,892
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
11.685% VRN 11/01/29	147,368	73,684
Medline Borrower LP, 2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 10/23/28	812,964	815,151
MH Sub I LLC
2024 Term Loan B4,
0.000% 12/11/31	200,000	198,062
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 5/03/28	492,500	492,411
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.000%
7.590% VRN 3/12/28	422,039	398,249
Mitchell International, Inc.
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 6/17/31	199,500	199,336
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
9.607% VRN 6/17/32	197,802	195,207
MKS Instruments, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.589% VRN 8/17/29	168,805	169,122
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.547% VRN 9/09/26	141,687	141,820
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
9.707% VRN 2/23/29	357,369	332,131
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.758% VRN 4/11/29	145,094	129,885
New Arclin US Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
7.957% VRN 9/30/28	192,895	193,788
Nvent Electric Public Ltd. Co., Term Loan B,
0.000% 9/12/31 (f)	215,517	217,606
Olympus Water US Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.829% VRN 6/20/31	230,083	230,587
OMNIA Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.367% VRN 7/25/30	166,667	167,352
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B,
7.512% 10/05/28 (f)	249,370	250,617
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.596% VRN 7/06/28	345,260	318,789
Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.357% VRN 11/15/28	284,728	286,388

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
8.207% VRN 2/01/28	$293,678	$272,692
Planet US Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.521% VRN 2/07/31	225,283	226,973
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.058% VRN 4/23/29	236,413	232,671
Polar US Borrower LLC
2024 Term Loan B1B, 1 mo. USD Term SOFR + 5.500% PIK 9.939, Cash 0.750%
VRN 10/16/28 (g)	299,332	214,621
2024 Term Loan B1A, 1 mo. USD Term SOFR + 4.750%
9.189% VRN 10/16/28	185,124	132,734
Pretium Packaging LLC
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%
9.171% VRN 10/02/28	78,273	61,901
First Out Term Loan A, 3 mo. USD Term SOFR + 5.000%
9.571% VRN 10/02/28 (f)	738,048	759,732
Pro Mach Group, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 8/31/28 (f)	314,842	317,153
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.523% VRN 9/15/28	495,009	495,999
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B,
0.000% 10/28/30 (f)	200,000	201,156
Project Boost Purchaser LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
8.147% VRN 7/16/31	250,000	251,477
Project Ruby Ultimate Parent Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.471% VRN 3/10/28	394,255	395,651
Prometric Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
9.221% VRN 1/31/28	297,006	300,534
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.985% VRN 2/01/29	703,198	445,356
Quikrete Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.857% VRN 4/14/31	173,641	173,443
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500% PIK 8.275%, Cash 1.500%
VRN 1/31/29 (f)	779,233	768,324
Radnet Management, Inc., 2024 1st Lien Term Loan B,
0.000% 4/18/31 (f)	249,373	250,398
Raising Cane's Restaurants LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.357% VRN 9/18/31	240,507	241,109
Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 11/19/31	253,165	253,577
Recess Holdings, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
9.085% VRN 2/20/30	258,969	261,155
RelaDyne, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 4.000%
8.357% VRN 12/23/30	146,957	146,773
Renaissance Holding Corp., 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.329% VRN 4/05/30	498,744	497,153

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ring Container Technologies Group LLC, 2024 Term Loan B,
0.000% 8/12/28 (f)	$199,499	$199,798
Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.607% VRN 9/15/31	144,878	145,240
Sabre GLBL, Inc.
2022 1st Lien Term Loan B,
0.000% 6/30/28 (f)	150,000	145,812
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 12/17/27	183,325	177,825
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
7.971% VRN 12/17/27	116,302	112,813
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.590% VRN 4/04/29	349,125	349,649
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.585% VRN 7/31/31	520,234	522,835
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%
8.971% VRN 8/11/28	344,674	346,749
Spa Holdings 3 OYJ, USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.340% VRN 2/04/28	495,019	496,464
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.706% VRN 3/04/28	146,803	123,281
Summer (BC) Holdco B SARL, 2024 EUR Term Loan, 3 mo. EURIBOR + 4.500%
7.424% VRN 1/31/29 EUR (e)	67,003	69,723
Tacala, LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.857% VRN 1/31/31	178,143	179,182
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.250%, 3 mo. USD Term SOFR + 5.250%
9.607% VRN 3/02/27	200,000	193,000
Third Coast Infrastructure LLC, Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 9/25/30	367,538	366,391
Thunder Generation Funding LLC, Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.329% VRN 10/03/31	406,399	408,557
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
7.338% VRN 6/01/28	395,761	395,983
TransDigm, Inc.
2024 Term Loan I,
0.000% 8/24/28 (f)	199,497	200,038
2023 Term Loan J,
0.000% 2/28/31 (f)	199,499	199,768
Trident TPI Holdings, Inc., 2024 Term Loan B7, 6 mo. USD Term SOFR + 3.750%
8.188% VRN 9/15/28	357,168	359,846
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%
7.840% VRN 3/31/28	1,703	1,714
UFC Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
6.770% VRN 11/21/31	165,563	166,278
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.325% VRN 2/10/31	282,546	284,338
USI, Inc., 2024 Term Loan B (2029), 3 mo. USD Term SOFR + 2.250%, 3 mo. U.S. (Fed) Prime Rate + 1.250%,
6.579% VRN 11/22/29	247,506	246,858

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Varsity Brands, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.271% VRN 8/26/31	$365,827	$365,919
Veritas US, Inc., 2024 Priority Term Loan, 3 mo. U.S. (Fed) Prime Rate + 11.500%
19.000% VRN 12/09/29	77,737	77,348
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.175%
7.724% VRN 3/31/31	700,000	692,216
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000%
8.847% VRN 4/24/28 (f)	287,375	282,490
Vistra Zero Operating Company LLC, Term Loan B, 1 mo. USD Term SOFR + 2.000%
6.357% VRN 4/30/31	172,876	173,056
Vortex Opco LLC
Second Out Term Loan, 3 mo. USD Term SOFR + 4.250%
8.693% VRN 12/17/28	140,987	88,258
First Out Term Loan, 3 mo. USD Term SOFR + 6.250%
10.579% VRN 4/30/30	711,974	735,113
VS Buyer LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.120% VRN 4/12/31 (f)	238,644	240,136
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 1/30/31	548,058	549,740
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.607% VRN 10/19/29	242,441	242,642
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.607% VRN 3/09/27	298,465	279,588
		48,830,383

TOTAL BANK LOANS (Cost $75,890,387)		73,981,273

CORPORATE DEBT — 33.3%
Argentina — 0.3%
Transportadora de Gas del Sur SA
8.500% 7/24/31 (h)	171,000	178,213
Vista Energy Argentina SAU
7.625% 12/10/35 (h)	200,000	198,700
		376,913
Austria — 0.3%
ams-OSRAM AG
Convertible, 2.125% 11/03/27 EUR (e) (h)	300,000	238,660
10.500% 3/30/29 EUR (e) (h)	200,000	204,099
		442,759
Belgium — 0.1%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506%
5.850% VRN EUR (e) (h) (i)	100,000	108,658
Brazil — 0.4%
Embraer Netherlands Finance BV
7.000% 7/28/30 (h)	200,000	208,002

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Minerva Luxembourg SA
8.875% 9/13/33 (h)	$250,000	$259,385
Oceanica Lux
13.000% 10/02/29 (h)	200,000	191,274
		658,661
Canada — 1.0%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (h)	200,000	197,004
1375209 BC Ltd.
9.000% 1/30/28 (h) (j)	259,000	258,793
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	551,000	576,146
Parkland Corp.
6.625% 8/15/32 (h)	206,000	203,858
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (h)	200,000	181,842
		1,417,643
Chile — 0.3%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN (h) (i)	200,000	208,574
VTR Comunicaciones SpA
4.375% 4/15/29 (h)	200,000	176,129
		384,703
China — 0.0%
Sunac China Holdings Ltd.
6.000% 9/30/26 (h)	29,109	4,112
6.250% 9/30/27 (h)	29,179	4,085
6.750% 9/30/28 (h)	87,964	10,808
7.000% 9/30/29 (h)	88,177	10,218
		29,223
France — 0.7%
Cerba Healthcare SACA
3.500% 5/31/28 EUR (e) (h)	100,000	85,628
Electricite de France SA
5 yr. EUR Swap + 3.970% 3.375% VRN EUR (e) (h) (i)	200,000	193,153
5 yr. U.K. Government Bond + 3.775% 7.375% VRN GBP (e) (h) (i)	100,000	127,238
Eutelsat SA
9.750% 4/13/29 EUR (e) (h)	250,000	243,619
iliad SA
5.625% 2/15/30 EUR (e) (h)	100,000	111,446
Orange SA 5 yr. EUR Swap + 2.659%
5.375% VRN EUR (e) (h) (i)	100,000	110,186
Worldline SA
5.250% 11/27/29 EUR (e) (h)	200,000	211,088
		1,082,358
Germany — 1.6%
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (e) (h)	400,000	390,515
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (e) (h)	200,000	202,571
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (e) (h)	200,000	218,761

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Grand City Properties Finance SARL 5 yr. EUR Swap + 3.508%
6.125% VRN EUR (e) (i)	$100,000	$102,355
IHO Verwaltungs GmbH
7.000% 11/15/31 EUR (e) (h)	100,000	105,902
Mahle GmbH
6.500% 5/02/31 EUR (e) (h)	150,000	152,484
PCF GmbH
4.750% 4/15/29 EUR (e) (h)	250,000	214,056
ProGroup AG
5.125% 4/15/29 EUR (e) (h)	100,000	101,811
SGL Carbon SE, Convertible,
5.750% 6/28/28 EUR (e) (h)	200,000	200,478
Tele Columbus AG
10.000% 1/01/29 EUR (e) (h)	150,000	128,730
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924%
3.748% VRN EUR (e) (h) (i)	100,000	100,055
Wintershall Dea Finance 2 BV 5 yr. EUR Swap + 3.319%
3.000% VRN EUR (e) (h) (i)	400,000	385,482
		2,303,200
Ghana — 0.3%
Tullow Oil PLC
7.000% 3/01/25 (h)	587,000	494,548
India — 0.1%
Continuum Green Energy India Pvt/Co-Issuers
7.500% 6/26/33 (h)	195,450	201,769
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (h)	400,000	420,986
Ireland — 0.3%
GGAM Finance Ltd.
5.875% 3/15/30 (h)	221,000	216,781
8.000% 2/15/27 (h)	200,000	206,291
		423,072
Italy — 0.4%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
8.136% FRN 2/15/29 EUR (e) (h)	199,000	200,308
Engineering - Ingegneria Informatica - SpA
11.125% 5/15/28 EUR (e) (h)	200,000	218,306
Fedrigoni SpA
6.125% 6/15/31 EUR (e) (h)	100,000	104,113
		522,727
Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.
4.000% 8/15/26 (h)	200,000	194,078
Luxembourg — 0.3%
PLT VII Finance SARL 3 mo. EURIBOR + 3.500%
6.386% FRN 6/15/31 EUR (e) (h)	100,000	103,844
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (h)	180,211	187,604

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Summer BC Holdco B SARL
5.750% 10/31/26 EUR (e) (h)	$198,000	$204,663
		496,111
Macau — 0.2%
MGM China Holdings Ltd.
7.125% 6/26/31 (h)	300,000	303,269
Mexico — 0.5%
Banco Mercantil del Norte SA 5 yr. CMT + 4.072%
8.375% VRN (h) (i)	381,000	380,118
Petroleos Mexicanos
6.700% 2/16/32	250,000	217,489
7.690% 1/23/50	250,000	188,625
		786,232
Netherlands — 0.2%
Odido Group Holding BV
5.500% 1/15/30 EUR (e) (h)	250,000	257,020
Ziggo Bond Co. BV
6.125% 11/15/32 EUR (e) (h)	100,000	104,103
		361,123
Norway — 0.1%
TGS ASA
8.500% 1/15/30 (h)	200,000	204,473
Panama — 0.1%
Sable International Finance Ltd.
7.125% 10/15/32 (h)	214,000	209,686
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002%
6.200% VRN 6/07/34 (h)	300,000	304,266
Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (h)	200,000	180,960
Russia — 0.0%
Sovcombank, 5 yr. CMT + 6.380%, VRN,
7.750% (b) (c) (h) (i) (k)	500,000	—
Serbia — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade
7.000% 10/28/29 (h)	225,000	224,640
Slovenia — 0.3%
Nova Ljubljanska Banka DD 5 yr. EURIBOR ICE Swap + 4.230%
6.875% VRN 1/24/34 EUR (e) (h)	200,000	221,932
United Group BV
6.500% 10/31/31 EUR (e) (h)	150,000	158,233
		380,165
Spain — 0.6%
Anarafe SL
15.806% 12/31/26 EUR (e) (h)	96,081	104,501

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cellnex Telecom SA, Convertible,
0.750% 11/20/31 EUR (e) (h)	$200,000	$182,110
Grifols SA
7.125% 5/01/30 EUR (e) (h)	130,000	138,389
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (h)	150,000	158,257
Telefonica Europe BV 7 yr. EUR Swap + 3.347%
6.135% VRN EUR (e) (h) (i)	300,000	335,483
		918,740
Sweden — 0.1%
Verisure Midholding AB
5.250% 2/15/29 EUR (e) (h)	200,000	207,357
Switzerland — 0.2%
Consolidated Energy Finance SA
6.500% 5/15/26 (h)	300,000	294,126
Tanzania, United Republic Of — 0.3%
HTA Group Ltd.
7.500% 6/04/29 (h)	367,000	373,436
Turkey — 0.9%
Akbank TAS 5 yr. CMT + 5.270%
9.369% VRN (h) (i)	200,000	203,280
QNB Bank AS
7.250% 5/21/29 (h)	397,000	411,830
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090%
8.375% VRN 2/28/34 (h)	220,000	224,029
Ulker Biskuvi Sanayi AS
7.875% 7/08/31 (h)	222,000	225,183
WE Soda Investments Holding PLC
9.500% 10/06/28 (h)	306,000	313,956
		1,378,278
United Arab Emirates — 0.2%
DP World Salaam 5 yr. CMT + 5.750%
6.000% VRN (h) (i)	355,000	352,721
United Kingdom — 4.0%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.625% 2/15/32 EUR (e) (h)	120,000	129,432
6.375% 2/15/32 (h)	200,000	199,469
CPUK Finance Ltd.
7.875% 8/28/29 GBP (e) (h)	100,000	128,458
Heathrow Finance PLC
6.625% 3/01/31 GBP (e) (h)	250,000	314,540
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (h) (k)	150,000	94
KCA Deutag Pikco PLC
15.000% 12/01/27	122,182	125,542
KCA Deutag UK Finance PLC
9.875% 12/01/25 (h)	500,000	500,250
1 day USD SOFR + 9.000% 13.447% FRN 12/01/25	143,476	145,198
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (h)	139,000	147,007
8.375% 5/01/28 (h)	131,000	137,311
Ocado Group PLC

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Convertible, 0.750% 1/18/27 GBP (e) (h)	$100,000	$106,087
3.875% 10/08/26 GBP (e) (h)	100,000	120,808
Convertible, 6.250% 8/06/29 GBP (e) (h)	200,000	234,115
10.500% 8/08/29 GBP (e) (h)	270,000	342,492
Pinewood Finco PLC
6.000% 3/27/30 GBP (e) (h)	250,000	310,745
Travelex Financing PLC, (Acquired 1/13/20, Cost $1,178,955),
8.000% 5/15/22 EUR (d) (e) (h) (k)	1,050,000	4,079
Travelex Issuerco 2 PLC, (Acquired 5/07/24-11/06/24, Cost $2,335,026),
12.500% 8/05/25 GBP (d) (e) (h)	1,912,131	2,489,548
TVL Finance PLC
10.250% 4/28/28 GBP (e) (h)	100,000	129,885
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (e) (h)	200,000	195,515
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (e) (h)	150,000	170,760
		5,931,335
United States — 18.3%
AdaptHealth LLC
4.625% 8/01/29 (h)	250,000	224,825
5.125% 3/01/30 (h)	200,000	181,232
ADT Security Corp.
4.875% 7/15/32 (h)	350,000	321,226
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.500% 2/15/28 (h)	154,000	156,026
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000% 1/15/31 (h)	251,000	251,980
Alta Equipment Group, Inc.
9.000% 6/01/29 (h)	350,000	333,846
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (h)	325,000	323,949
Amsted Industries, Inc.
5.625% 7/01/27 (h)	200,000	198,074
AmWINS Group, Inc.
6.375% 2/15/29 (h)	183,000	184,122
Arcosa, Inc.
4.375% 4/15/29 (h)	200,000	186,356
Arsenal AIC Parent LLC
8.000% 10/01/30 (h)	200,000	206,959
AS Mileage Plan IP Ltd.
5.021% 10/20/29 (h)	150,000	146,111
5.308% 10/20/31 (h)	150,000	146,453
B&G Foods, Inc.
8.000% 9/15/28 (h)	200,000	205,594
Bausch Health Cos., Inc.
14.000% 10/15/30 (h)	200,000	185,471
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (h)	325,000	283,246
Celanese US Holdings LLC
6.379% STEP 7/15/32	150,000	152,365
Champ Acquisition Corp.
8.375% 12/01/31 (h)	84,000	85,687
Chobani Holdco II LLC
8.750% 10/01/29 (h)	32,186	34,037
CHS/Community Health Systems, Inc.
5.625% 3/15/27 (h)	350,000	335,901
10.875% 1/15/32 (h)	300,000	309,518
Clear Channel Outdoor Holdings, Inc.

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.500% 6/01/29 (h) (j)	$150,000	$131,242
7.875% 4/01/30 (h)	156,000	160,554
Cloud Software Group, Inc.
9.000% 9/30/29 (h)	226,000	229,456
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (h)	305,000	307,022
6.875% 1/15/30 (h)	101,000	101,683
8.750% 4/15/30 (h)	180,000	181,956
Consolidated Communications, Inc.
6.500% 10/01/28 (h)	400,000	384,847
CSC Holdings LLC
4.625% 12/01/30 (h)	300,000	156,736
11.750% 1/31/29 (h)	250,000	246,894
CVR Energy, Inc.
5.750% 2/15/28 (h)	150,000	138,221
8.500% 1/15/29 (h)	150,000	143,878
DISH Network Corp.
11.750% 11/15/27 (h)	250,000	264,798
EchoStar Corp.
6.750% 11/30/30	150,000	136,042
10.750% 11/30/29	250,000	268,821
Embecta Corp.
5.000% 2/15/30 (h)	200,000	184,213
Energizer Holdings, Inc.
4.375% 3/31/29 (h)	400,000	371,541
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (b) (c) (k)	514,000	—
Focus Financial Partners LLC
6.750% 9/15/31 (h)	436,000	434,268
Genesee & Wyoming, Inc.
6.250% 4/15/32 (h)	108,000	108,651
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 5/15/33	200,000	195,726
GFL Environmental, Inc.
6.750% 1/15/31 (h)	200,000	205,371
Global Partners LP/GLP Finance Corp.
8.250% 1/15/32 (h)	172,000	176,839
Goat Holdco LLC
6.750% 2/01/32 (h)	168,000	166,359
GrubHub Holdings, Inc.
5.500% 7/01/27 (h)	446,000	391,590
HAT Holdings I LLC/HAT Holdings II LLC
8.000% 6/15/27 (h)	200,000	208,384
Herbalife Ltd., Convertible,
4.250% 6/15/28	347,000	265,906
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (h)	200,000	187,960
7.250% 2/15/35 (h)	227,000	213,409
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (h)	209,000	209,679
HLF Financing SARL LLC/Herbalife International, Inc.
12.250% 4/15/29 (h)	200,000	208,965
Iron Mountain, Inc.
5.000% 7/15/28 (h)	300,000	289,986
ITT Holdings LLC
6.500% 8/01/29 (h)	400,000	366,175
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 12/01/31	$150,000	$133,091
5.500% 1/15/30	586,000	584,921
Jefferson Capital Holdings LLC
9.500% 2/15/29 (h)	150,000	158,894
Level 3 Financing, Inc.
11.000% 11/15/29 (h)	412,000	463,467
Life Time, Inc.
8.000% 4/15/26 (h)	317,000	317,346
LifePoint Health, Inc.
11.000% 10/15/30 (h)	301,000	330,397
Lightning Power LLC
7.250% 8/15/32 (h)	250,000	257,033
Live Nation Entertainment, Inc.
4.750% 10/15/27 (h)	400,000	386,714
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (h)	250,000	255,053
9.250% 4/15/27 (h)	250,000	252,925
McGraw-Hill Education, Inc.
7.375% 9/01/31 (h)	215,000	220,025
Midcap Financial Issuer Trust
6.500% 5/01/28 (h)	200,000	195,592
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (h)	200,000	188,561
NCL Corp. Ltd.
6.250% 3/01/30 (h) (j)	219,000	216,391
Neogen Food Safety Corp.
8.625% 7/20/30 (h)	413,000	442,962
Neptune Bidco US, Inc.
9.290% 4/15/29 (h)	150,000	139,519
Newell Brands, Inc.
5.700% STEP 4/01/26	219,000	218,907
6.375% 5/15/30	40,000	40,066
6.625% 9/15/29	150,000	152,537
6.625% 5/15/32 (j)	150,000	150,838
7.000% STEP 4/01/46	100,000	95,453
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (h)	83,000	84,091
8.375% 2/15/32 (h)	247,000	248,891
Novelis Corp.
3.250% 11/15/26 (h)	200,000	190,501
OI European Group BV
6.250% 5/15/28 EUR (e) (h)	130,000	139,763
Olympus Water US Holding Corp.
4.250% 10/01/28 (h)	410,000	383,136
OneMain Finance Corp.
3.875% 9/15/28	400,000	368,616
OneSky Flight LLC
8.875% 12/15/29 (h)	200,000	200,140
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (h) (j)	400,000	359,524
Performance Food Group, Inc.
6.125% 9/15/32 (h)	202,000	201,991
Perrigo Finance Unlimited Co.
6.125% 9/30/32	150,000	146,675
Phinia, Inc.
6.625% 10/15/32 (h)	297,000	295,392
Pike Corp.
8.625% 1/31/31 (h)	300,000	316,487

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PRA Group, Inc.
8.375% 2/01/28 (h)	$140,000	$143,920
PROG Holdings, Inc.
6.000% 11/15/29 (h)	350,000	336,114
Radiology Partners, Inc.
9.781% 2/15/30 (h)	400,000	373,256
Raven Acquisition Holdings LLC
6.875% 11/15/31 (h)	205,000	202,944
Resideo Funding, Inc.
6.500% 7/15/32 (h)	200,000	200,249
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (h)	300,000	299,705
Ryan Specialty LLC
5.875% 8/01/32 (h)	208,000	205,804
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	200,000	229,711
10.750% 11/15/29 (h) (j)	54,000	55,709
Service Properties Trust
4.950% 2/15/27	325,000	303,710
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (h)	200,000	195,073
Talen Energy Supply LLC
8.625% 6/01/30 (h)	350,000	372,995
Team Health Holdings, Inc.
13.500% 6/30/28 (h)	200,000	221,000
TransDigm, Inc.
6.750% 8/15/28 (h)	350,000	353,053
Trident TPI Holdings, Inc.
12.750% 12/31/28 (h)	318,000	350,783
Triumph Group, Inc.
9.000% 3/15/28 (h)	129,000	134,319
UGI International LLC
2.500% 12/01/29 EUR (e) (h)	250,000	240,997
UKG, Inc.
6.875% 2/01/31 (h)	259,000	262,764
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (h)	250,000	226,841
10.500% 2/15/28 (h)	150,000	159,942
Uniti Group, Inc., Convertible,
7.500% 12/01/27 (h)	107,000	121,684
US Foods, Inc.
5.750% 4/15/33 (h)	300,000	291,539
Venture Global LNG, Inc.
7.000% 1/15/30 (h)	250,000	253,745
9.875% 2/01/32 (h)	250,000	274,320
Vibrantz Technologies, Inc.
9.000% 2/15/30 (h) (j)	250,000	229,520
Viking Baked Goods Acquisition Corp.
8.625% 11/01/31 (h)	334,000	328,107
Vortex Opco LLC
8.000% 4/30/30 (h)	248,227	89,362
Walgreens Boots Alliance, Inc.
3.200% 4/15/30	135,000	108,480
4.800% 11/18/44	20,000	14,286
8.125% 8/15/29 (j)	250,000	247,470
Watco Cos. LLC/Watco Finance Corp.
7.125% 8/01/32 (h)	317,000	326,747

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (h)	$250,000	$258,206
Zayo Group Holdings, Inc.
4.000% 3/01/27 (h) (j)	62,000	57,180
6.125% 3/01/28 (h) (j)	120,000	101,999
		27,197,583
Uzbekistan — 0.1%
Uzbek Industrial & Construction Bank ATB
8.950% 7/24/29 (h)	200,000	203,940
Zambia — 0.2%
First Quantum Minerals Ltd.
9.375% 3/01/29 (h)	245,000	260,545

TOTAL CORPORATE DEBT (Cost $51,862,143)		49,630,284

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%

Cayman Islands — 1.6%
ARES XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD Term SOFR + 5.462%
10.079% FRN 7/20/30 (h)	800,000	800,342
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD Term SOFR + 6.872%
11.498% FRN 7/23/34 (h)	1,000,000	1,000,000
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
7.790% VRN 4/19/30 (g) (h)	500,000	27,553
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD Term SOFR + 5.262%
9.879% FRN 4/20/30 (h)	500,000	500,800
Magnetite VII Ltd., (Acquired 5/16/18, Cost $1,761,735),
5.000% VRN 1/15/28 (d) (g) (h)	2,000,000	80,302
		2,408,997
Ireland — 1.8%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
9.435% FRN 7/17/34 EUR (e) (h)	800,000	811,031
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
8.354% FRN 10/15/31 EUR (e) (h)	725,000	750,966
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
9.379% FRN 7/21/34 EUR (e) (h)	1,000,000	1,043,265
		2,605,262
United Kingdom — 0.7%
Canyon Capital CLO Ltd., Series 2022-2A, Class E, 3 mo. USD Term SOFR + 6.000%
10.647% FRN 1/15/36 (h)	1,000,000	1,001,733

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,431,771)		6,015,992

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

SOVEREIGN DEBT OBLIGATIONS — 0.2%	Principal Amount	Value
Uzbekistan — 0.2%
National Bank of Uzbekistan
8.500% 7/05/29 (h)	$300,000	$306,025

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $297,254)		306,025

TOTAL BONDS & NOTES (Cost $136,481,555)		129,933,574

	Number of Shares
WARRANTS — 0.0%
United Kingdom — 0.0%
Travelex International Ltd., Expires 8/18/21 (a)	837	18,861

TOTAL WARRANTS (Cost $0)		18,861

RIGHTS — 0.0%
Norway — 0.0%
Silk Topco AS, CVR (a) (b) (c)	52,953	—
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
		—

TOTAL RIGHTS (Cost $0)		—

EXCHANGE-TRADED FUNDS — 0.0%
iShares iBoxx High Yield Corporate Bond ETF (j)	100	7,865

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,980)		7,865

TOTAL LONG-TERM INVESTMENTS (Cost $137,214,172)		130,613,153

SHORT-TERM INVESTMENTS — 16.2%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (l)	1,351,487	1,351,487

	Principal Amount
Repurchase Agreement — 15.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (m)	$22,765,239	22,765,239

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $24,116,726)	$24,116,726

TOTAL INVESTMENTS — 103.8% (Cost $161,330,898) (n)	154,729,879

Other Assets/(Liabilities) — (3.8)%	(5,665,246)

NET ASSETS — 100.0%	$149,064,633

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note^
ICE	Inter-Continental Exchange
PIK	Payment in kind^^
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $36,595 or 0.02% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted to resale. At December 31, 2024, these securities amounted to a value of $2,932,208 or 1.97% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2024, where the rate will be determined at time of settlement.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2024.
(h)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $50,783,325 or 34.07% of net assets.
(i)	Security is perpetual and has no stated maturity date.
(j)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $1,426,291 or 0.96% of net assets. The Fund received $105,880 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2024, these securities amounted to a value of $4,173 or 0.00% of net assets.
(l)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(m)	Maturity value of $22,768,717. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $23,220,663.
(n)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
^^	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1/23/25	EUR	350,000	USD	364,267	$(1,431)
Canadian Imperial Bank of Commerce	1/23/25	EUR	5,000,000	USD	5,204,623	(21,256)
Canadian Imperial Bank of Commerce	1/23/25	GBP	265,000	USD	331,773	(76)
Canadian Imperial Bank of Commerce	1/23/25	USD	93,252	CAD	133,156	549
Canadian Imperial Bank of Commerce	1/23/25	USD	37,908,286	EUR	36,044,381	542,037
Citibank N.A.	1/23/25	USD	4,948,730	GBP	3,901,606	65,145
						$584,968

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 5 Year	3/31/25	193	$20,597,317	$(80,512)

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.6%

CORPORATE DEBT — 37.8%
Argentina — 1.6%
Pampa Energia SA
7.950% 9/10/31 (a)	$200,000	$203,880
Transportadora de Gas del Sur SA
8.500% 7/24/31 (a)	171,000	178,213
		382,093
Brazil — 2.0%
BRF SA
5.750% 9/21/50 (a)	200,000	157,347
Samarco Mineracao SA
9.000% 6/30/31 (a)	320,708	313,232
		470,579
Chile — 2.6%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN (a) (b) (c)	373,000	388,990
VTR Comunicaciones SpA
4.375% 4/15/29 (a)	250,000	220,161
		609,151
China — 0.9%
Prosus NV
3.832% 2/08/51 (a)	306,000	197,466
Colombia — 4.1%
Bancolombia SA 5 yr. CMT + 4.320%
8.625% VRN 12/24/34	385,000	403,089
Colombia Telecomunicaciones SA ESP
4.950% 7/17/30 (a)	200,000	167,836
Termocandelaria Power SA
7.750% 9/17/31 (a)	373,000	376,286
		947,211
Dominican Republic — 1.1%
Aeropuertos Dominicanos Siglo XXI SA
7.000% 6/30/34 (a)	240,000	244,604
India — 2.9%
Continuum Green Energy India Pvt/Co-Issuers
7.500% 6/26/33 (a)	244,313	252,212

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
India Cleantech Energy
4.700% 8/10/26 (a)	$430,204	$417,857
		670,069
Indonesia — 1.6%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (a)	350,000	368,363
Mexico — 2.6%
Banco Mercantil del Norte SA 5 yr. CMT + 4.072%
8.375% VRN (a) (b)	381,000	380,118
Infraestructura Energetica Nova SAPI de CV
4.750% 1/15/51 (a)	312,000	226,471
		606,589
Panama — 0.8%
Sable International Finance Ltd.
7.125% 10/15/32 (a)	200,000	195,968
Paraguay — 1.1%
Rutas 2 & 7 Finance Ltd.
0.000% 9/30/36 (a)	360,000	254,332
Peru — 1.4%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
6.240% 7/03/36 (a)	331,000	333,724
Russia — 0.0%
Sovcombank
7.750% (a) (b) (d) (e) (f)	1,450,000	—
8.000% 4/07/30 (a) (d) (e) (f)	1,165,000	—
		—
Serbia — 1.1%
Telecommunications Co. Telekom Srbija AD Belgrade
7.000% 10/28/29 (a)	250,000	249,509
Tanzania, United Republic Of — 1.3%
HTA Group Ltd.
7.500% 6/04/29 (a)	306,000	311,366
Thailand — 1.0%
Muangthai Capital PCL
6.875% 9/30/28 (a)	235,000	236,238
Turkey — 3.0%
Akbank TAS 5 yr. CMT + 5.270%
9.369% VRN (a) (b)	250,000	254,091
Ulker Biskuvi Sanayi AS
7.875% 7/08/31 (a)	222,000	225,164
WE Soda Investments Holding PLC
9.500% 10/06/28 (a)	214,000	219,564
		698,819
United States — 5.8%
European Bank for Reconstruction & Development
0.000% 5/17/34 TRY (g)	85,000,000	304,421

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.000% 7/11/36 TRY (g)	$275,000,000	$565,752
Gabon Blue Bond Master Trust
6.097% 8/01/38 (a)	300,000	292,059
Inter American Development Bank
6.550% 2/27/31 CRC (g)	100,000,000	187,507
		1,349,739
Uzbekistan — 2.0%
Navoi Mining & Metallurgical Combinat
6.950% 10/17/31 (a)	251,000	248,239
Uzbek Industrial & Construction Bank ATB
8.950% 7/24/29 (a)	200,000	203,940
		452,179
Zambia — 0.9%
First Quantum Minerals Ltd.
8.625% 6/01/31 (a)	200,000	205,879

TOTAL CORPORATE DEBT (Cost $11,362,259)		8,783,878

SOVEREIGN DEBT OBLIGATIONS — 57.8%
Albania — 1.9%
Albania Government International Bond
5.900% 6/09/28 EUR (a) (g)	410,000	440,625
Angola — 0.9%
Angolan Government International Bond
9.375% 5/08/48 (a) (c)	260,000	213,200
Armenia — 1.2%
Republic of Armenia International Bond
3.600% 2/02/31 (a)	340,000	279,788
Bahamas — 1.5%
Bahamas Government International Bond
8.950% 10/15/32 (a)	340,000	350,710
Brazil — 0.8%
Brazilian Government International Bond
7.125% 5/13/54	200,000	184,915
Chile — 1.9%
Bonos de la Tesoreria de la Republica en pesos
5.800% 10/01/34 CLP (a) (g)	185,000,000	185,323
6.200% 10/01/40 CLP (a) (g)	250,000,000	264,546
		449,869
Colombia — 4.3%
Colombia Government International Bond
8.750% 11/14/53	410,000	414,100
Colombia TES
7.250% 10/26/50 COP (g)	4,300,000,000	580,034
		994,134

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Costa Rica — 0.9%
Costa Rica Government International Bond
7.300% 11/13/54 (a)	$200,000	$207,100
Czech Republic — 5.1%
Czech Republic Government Bond
0.950% 5/15/30 CZK (a) (g)	9,800,000	346,381
1.500% 4/24/40 CZK (g)	20,350,000	568,813
2.500% 8/25/28 CZK (a) (g)	7,000,000	275,428
		1,190,622
Dominican Republic — 1.6%
Dominican Republic International Bond
6.000% 2/22/33 (a)	240,000	230,400
6.600% 6/01/36 (a)	150,000	148,950
		379,350
Ecuador — 1.5%
Amazon Conservation DAC
6.034% 1/16/42 (a)	341,000	339,807
Egypt — 1.2%
Egypt Government International Bond
7.625% 5/29/32 (a)	310,000	272,335
Guatemala — 0.9%
Guatemala Government Bond
4.650% 10/07/41 (a)	260,000	199,160
Honduras — 0.6%
Honduras Government International Bond
8.625% 11/27/34 (a)	150,000	149,325
Hungary — 2.0%
Hungary Government Bond
3.000% 4/25/41 HUF (g)	295,000,000	459,755
Ivory Coast — 0.9%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	92,050	87,080
5.875% 10/17/31 EUR (a) (g)	130,000	126,016
		213,096
Jamaica — 1.0%
Jamaica Government International Bond
7.875% 7/28/45	200,000	231,000
Jordan — 0.9%
Jordan Government International Bond
7.375% 10/10/47 (a)	238,000	210,453
Mexico — 3.4%
Mexican Bonos
7.750% 11/13/42 MXN (g)	3,000,000	110,215
8.000% 11/07/47 MXN (g)	12,000,000	442,298

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mexico Government International Bond
6.338% 5/04/53	$270,000	$240,250
		792,763
Morocco — 1.4%
Morocco Government International Bond
5.500% 12/11/42 (a)	370,000	328,421
Paraguay — 2.5%
Paraguay Government International Bond
5.400% 3/30/50 (a)	330,000	279,345
7.900% 2/09/31 PYG (a) (g)	2,381,000,000	308,390
		587,735
Peru — 2.8%
Peru Government Bond
6.850% 2/12/42 PEN (g)	2,509,000	657,217
Serbia — 3.0%
Serbia International Bond
2.050% 9/23/36 EUR (a) (g)	879,000	690,632
South Africa — 7.2%
Republic of South Africa Government International Bond
7.300% 4/20/52	490,000	444,077
8.750% 1/31/44 ZAR (g)	13,850,000	595,279
8.750% 2/28/48 ZAR (g)	15,000,000	638,761
		1,678,117
Sri Lanka — 4.1%
Sri Lanka Government International Bond
3.100% STEP 1/15/30 (a)	146,580	120,561
3.350% STEP 3/15/33 (a)	287,514	216,728
3.600% STEP 6/15/35 (a)	194,138	139,294
3.600% STEP 5/15/36 (a)	134,736	101,726
3.600% STEP 2/15/38 (a)	269,585	204,561
4.000% 4/15/28 (a)	194,194	180,853
		963,723
Tajikistan — 3.3%
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	775,000	758,600
Turkey — 1.0%
Turkiye Government International Bond
9.375% 1/19/33	200,000	224,750

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $14,198,554)		13,447,202

TOTAL BONDS & NOTES (Cost $25,560,813)		22,231,080

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $81,515)		$372

TOTAL LONG-TERM INVESTMENTS (Cost $25,642,328)		22,231,452

SHORT-TERM INVESTMENTS — 3.1%

Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.482% (h)	95,918	95,918

	Principal Amount
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/24, 2.750%, due 1/02/25 (i)	$614,938	614,938
Sovereign Debt Obligations — 0.1%
Egypt Treasury Bills
0.000% 3/18/25 EGP (g)	1,400,000	26,034
		26,034

TOTAL SHORT-TERM INVESTMENTS (Cost $738,654)		736,890

TOTAL INVESTMENTS — 98.7% (Cost $26,380,982) (j)		22,968,342

Other Assets/(Liabilities) — 1.3%		292,642

NET ASSETS — 100.0%		$23,260,984

Abbreviation Legend

CMT	Constant Maturity Treasury Index
STEP	Step Coupon Bond
VRN	Variable Rate Note^

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $14,978,847 or 64.39% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2024, was $93,810 or 0.40% of net assets. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Investment is valued using significant unobservable inputs.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2024. (Note 2).
(i)	Maturity value of $615,032. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 1/15/27, and an aggregate market value, including accrued interest, of $627,373.
(j)	See Note 3 for aggregate cost for federal tax purposes.
^	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
USD Put KRW Call	Bank of America N.A.	2/18/25	1,349.00	970,000	USD	970,000	$78	$6,327	$(6,249)
USD Put KRW Call	Bank of America N.A.	2/18/25	1,366.00	970,000	USD	970,000	163	9,919	(9,756)
USD Put BRL Call	Goldman Sachs International	1/14/25	5.36	1,289,000	USD	1,289,000	2	10,440	(10,438)
USD Put BRL Call	Goldman Sachs International	1/14/25	5.58	1,289,000	USD	1,289,000	29	27,004	(26,975)
USD Put MXN Call	Morgan Stanley & Co. LLC	2/06/25	18.06	940,000	USD	940,000	3	6,693	(6,690)
USD Put MXN Call	Morgan Stanley & Co. LLC	2/06/25	19.13	940,000	USD	940,000	97	21,132	(21,035)
							$372	$81,515	$(81,143)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call KRW Put	Bank of America N.A.	2/18/25	1,390.00	970,000	USD	970,000	$(56,972)	$(17,091)	$(39,881)
USD Call BRL Put	Goldman Sachs International	1/14/25	5.69	1,289,000	USD	1,289,000	(104,999)	(38,889)	(66,110)
							$(161,971)	$(55,980)	$(105,991)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/21/25	RON	4,470,475	USD	984,727	$(54,635)
BNP Paribas SA	2/11/25	USD	1,068,729	CHF	914,670	56,798
Citibank N.A.	2/18/25	USD	1,016,637	PHP	59,796,548	(7,809)
Citibank N.A.	3/07/25	NGN	386,912,000	USD	226,000	15,657
Citibank N.A.	4/15/25	EGP	40,250,219	USD	750,000	9,195
Goldman Sachs International	1/08/25	EGP	3,676,187	USD	73,000	(842)
Goldman Sachs International	1/21/25	HUF	92,726,000	USD	253,288	(20,048)
Goldman Sachs International	2/11/25	HUF	217,748,788	USD	577,174	(30,057)
Goldman Sachs International	2/11/25	PLN	7,612,559	USD	1,896,974	(56,366)
Goldman Sachs International	2/18/25	USD	958,053	CNH	6,903,009	16,557
Goldman Sachs International	4/23/25	BRL	1,895,250	USD	350,000	(49,464)
Goldman Sachs International	4/28/25	TRY	20,577,813	USD	437,500	83,893
Goldman Sachs International	5/09/25	TRY	59,508,825	USD	1,303,500	189,358
Goldman Sachs International	5/09/25	USD	977,000	TRY	41,527,385	(64,770)
HSBC Bank PLC	1/28/25	TRY	19,295,000	USD	507,955	24,038
HSBC Bank PLC	1/28/25	USD	507,955	TRY	19,295,000	(24,038)
HSBC Bank PLC	2/11/25	EUR	270,897	USD	291,226	(10,170)
HSBC Bank PLC	2/11/25	USD	1,298,064	CZK	30,185,116	56,539
HSBC Bank PLC	2/18/25	THB	45,979,288	USD	1,329,458	22,934
JP Morgan Chase Bank N.A.	2/18/25	BRL	5,142,874	USD	923,980	(98,585)
JP Morgan Chase Bank N.A.	4/15/25	NGN	314,054,400	USD	178,440	14,500
JP Morgan Chase Bank N.A.	4/25/25	NGN	94,216,302	USD	53,532	4,078
JP Morgan Chase Bank N.A.	5/07/25	NGN	95,822,262	USD	53,532	4,731
JP Morgan Chase Bank N.A.	5/12/25	NGN	62,437,760	USD	34,496	3,380
Morgan Stanley & Co. LLC	1/14/25	PEN	1,464,068	USD	393,524	(4,013)
Morgan Stanley & Co. LLC	1/14/25	USD	932,372	COP	3,982,065,930	29,886
Morgan Stanley & Co. LLC	1/21/25	USD	2,819,192	ZAR	49,842,747	182,443
Morgan Stanley & Co. LLC	2/04/25	BRL	1,778,652	USD	308,152	(21,958)
Morgan Stanley & Co. LLC	2/11/25	USD	449,581	ZAR	8,010,020	26,670
Morgan Stanley & Co. LLC	2/11/25	USD	1,835,222	EUR	1,678,268	94,016
Morgan Stanley & Co. LLC	2/18/25	SGD	3,619,444	USD	2,720,773	(65,418)
Morgan Stanley & Co. LLC	2/18/25	USD	2,714,478	SGD	3,619,444	59,123
						$385,623

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Note 10 Year	3/20/25	19	$(2,086,534)	$20,284

OTC Credit Default Swaps-Sell Protection†
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia	1.000%	Quarterly	Bank of America N.A.	BBB*	12/20/29	USD	1,280,000	$12,096	$15,310	$(3,214)
Republic of Indonesia	1.000%	Quarterly	Bank of America N.A.	BBB*	12/20/29	USD	900,000	8,505	10,765	(2,260)
Republic of Philippines	1.000%	Quarterly	Bank of America N.A.	BBB*	12/20/29	USD	600,000	8,385	10,098	(1,713)
Republic of Brazil	1.000%	Quarterly	BNP Paribas SA	BB*	12/20/29	USD	300,000	(14,843)	(7,399)	(7,444)
Republic of Brazil	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	12/20/29	USD	200,000	(9,895)	(4,953)	(4,942)
Republic of Peru	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/29	USD	1,300,000	7,254	10,475	(3,221)
United Mexican States	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	12/20/29	USD	1,345,000	(24,646)	(11,033)	(13,613)
								$(13,144)	$23,263	$(36,407)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.808%	Quarterly	3-Month CNY-CNREPOFIX=CFXS-Reuters	Quarterly	8/30/29	CNY	8,000,000	$(19,726)	$—	$(19,726)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.660%	Annually	4/08/29	CZK	8,033,000	133	—	133
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.690%	Annually	4/08/29	CZK	16,065,000	1,046	—	1,046
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.740%	Annually	4/09/29	CZK	14,668,000	2,121	—	2,121
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.720%	Annually	4/09/29	CZK	8,033,000	901	—	901
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.850%	Annually	4/12/29	CZK	10,000,000	3,211	—	3,211
6-Month HUF BUBOR	Semi-Annually	Fixed 8.760%	Annually	10/27/25	HUF	917,000,000	37,189	—	37,189
							$24,875	$—	$24,875

OTC Currency Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Fixed 5.875%	EUR	130,000	Annually	Fixed 8.460%	USD	143,000	Semi- Annually	Citibank N.A.	10/17/31	$13,962	$—	$13,962

*	Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguay Guarani
RON	New Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Clinton Limited Term Municipal Fund ("MM Clinton Limited Term Municipal Fund")

MassMutual Clinton Municipal Fund ("MM Clinton Municipal Fund")

MassMutual Clinton Municipal Credit Opportunities Fund ("MM Clinton Municipal Credit Opportunities Fund")

MassMutual Global Floating Rate Fund ("Global Floating Rate Fund")

MassMutual Global Credit Income Opportunities Fund ("Global Credit Income Opportunities Fund")

MassMutual Emerging Markets Debt Blended Total Return Fund ("Emerging Markets Debt Blended Total Return Fund")

The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund each commenced operations on February 1, 2024.

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund characterized all investments at Level 2, as of December 31, 2024. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2024, for the remaining Funds' investments:

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$842,380	$—	$240,650		$1,083,030
Preferred Stock	—	—	7,063		7,063
Bank Loans	—	107,272,379	522,920		107,795,299
Corporate Debt	—	7,180,242	—		7,180,242
Rights	—	—	—	+	—
Warrants	6,422	—	—		6,422
Short-Term Investments	—	16,063,739	—		16,063,739
Total Investments	$848,802	$130,516,360	$770,633		$132,135,795

Liability Investments
Unfunded Loan Commitments*	$—	$(6,742)	$—		$(6,742)

Asset Derivatives
Forward Contracts	$—	$474,476	$—		$474,476

Liability Derivatives
Forward Contracts	$—	$(160)	$—		$(160)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Credit Income Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock
Germany	$—	$—	$—	+	$—
Lithuania	—	—	—	+	—
Spain	—	—	—	+	—
United Kingdom	189,805	—	—	+	189,805
United States	436,068	—	—	+	436,068
Preferred Stock
United States	—	—	26,980		26,980
Bank Loans	—	73,971,658	9,615		73,981,273
Corporate Debt	—	49,630,284	—	+	49,630,284
Non-U.S. Government Agency Obligations	—	6,015,992	—		6,015,992
Sovereign Debt Obligations	—	306,025	—		306,025
Warrants	18,861	—	—		18,861
Rights	—	—	—	+	—
Exchange-Traded Funds	7,865	—	—		7,865
Short-Term Investments	1,351,487	22,765,239	—		24,116,726
Unfunded Loan Commitments*	—	662	—		662
Total Investments	$2,004,086	$152,689,860	$36,595		$154,730,541

Asset Derivatives
Forward Contracts	$—	$607,731	$—		$607,731

Liability Derivatives
Forward Contracts	$—	$(22,763)	$—		$(22,763)
Futures Contracts	(80,512)	—	—		(80,512)
Total	$(80,512)	$(22,763)	$—		$(103,275)

Notes to Portfolio of Investments (Unaudited) (Continued)

Emerging Markets Debt Blended Total Return Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Corporate Debt	$—	$8,783,878	$—	+	$8,783,878
Sovereign Debt Obligations	—	13,447,202	—		13,447,202
Purchased Options	—	372	—		372
Short-Term Investments	95,918	640,972	—		736,890
Total Investments	$95,918	$22,872,424	$—		$22,968,342

Asset Derivatives
Forward Contracts	$—	$893,796	$—		$893,796
Futures Contracts	20,284	—	—		20,284
Swap Agreements	—	94,803	—		94,803
Total	$20,284	$988,599	$—		$1,008,883

Liability Derivatives
Forward Contracts	$—	$(508,173)	$—		$(508,173)
Swap Agreements	—	(69,110)	—		(69,110)
Written Options	—	(161,971)	—		(161,971)
Total	$—	$(739,254)	$—		$(739,254)

*	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of December 31, 2024.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and the Emerging Markets Debt Blended Total Return Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Clinton Limited Term Municipal Fund	$49,256,757	$21,042	$(362,651)	$(341,609)
Clinton Municipal Fund	56,702,230	19,584	(828,051)	(808,467)
Clinton Municipal Credit Opportunities Fund	49,014,584	138,930	(835,750)	(696,820)
Global Floating Rate Fund	138,626,000	1,489,177	(7,979,382)	(6,490,205)
Global Credit Income Opportunities Fund	161,330,898	1,768,568	(8,369,587)	(6,601,019)
Emerging Markets Debt Blended Total Return Fund	26,380,982	607,242	(4,019,882)	(3,412,640)

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.

5. Upcoming Fund Liquidation

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Emerging Markets Debt Blended Total Return Fund (the “Fund”) will be dissolved. Effective on or about March 14, 2025 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.